Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	RS INVESTMENT TRUST
Central Index Key	0000814232
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Retail Class Prospectus | RS Partners Fund
RS Partners Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Partners Fund	Class A		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Partners Fund		Class A	Class K
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	0.65%
Other Expenses	[1]	0.24%	0.29%
Total Annual Fund Operating Expenses	[2]	1.49%	1.94%
Fee Waiver/Expense Reimbursement	[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.46%	1.91%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.45% and to limit the Total Annual Fund Operating Expenses for Class K Shares so that Class K benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Retail Class Prospectus RS Partners Fund (USD $)	Class A	Class K
1 Year	617	194
3 Years	921	606
5 Years	1,247	1,044
10 Years	2,168	2,262

Expense Example, No Redemption Retail Class Prospectus RS Partners Fund (USD $)	Class A	Class K
1 Year	617	194
3 Years	921	606
5 Years	1,247	1,044
10 Years	2,168	2,262

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities of small-capitalization companies. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.23%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Partners Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Jul 12, 1995	13.72%	3.46%	11.98%	11.18%
Class A Shares Return After Taxes on Distributions	Jul 12, 1995	12.03%	2.87%	10.61%	10.09%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Jul 12, 1995	10.65%	2.84%	10.14%	9.67%
Class A Shares Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)	Jul 12, 1995	18.05%	3.55%	9.50%	9.53%
Class K Shares	Oct 13, 2006	18.84%	4.05%		3.29%
Class K Shares Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)	Oct 13, 2006	18.05%	3.55%		1.83%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities of small-capitalization companies. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
		Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.23%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Partners Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	617
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,247
10 Years	rr_ExpenseExampleYear10	2,168
1 Year	rr_ExpenseExampleNoRedemptionYear01	617
3 Years	rr_ExpenseExampleNoRedemptionYear03	921
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,168
2003	rr_AnnualReturn2003	65.63%
2004	rr_AnnualReturn2004	31.81%
2005	rr_AnnualReturn2005	11.94%
2006	rr_AnnualReturn2006	11.19%
2007	rr_AnnualReturn2007	(3.78%)
2008	rr_AnnualReturn2008	(38.63%)
2009	rr_AnnualReturn2009	43.67%
2010	rr_AnnualReturn2010	27.96%
2011	rr_AnnualReturn2011	(7.59%)
2012	rr_AnnualReturn2012	19.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.23%)
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	11.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Partners Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.91%	[3]
1 Year	rr_ExpenseExampleYear01	194
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	2,262
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,044
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,262
1 Year	rr_AverageAnnualReturnYear01	18.84%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
Retail Class Prospectus | RS Partners Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	10.61%
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Partners Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	10.14%
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Partners Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Partners Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[3]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.45% and to limit the Total Annual Fund Operating Expenses for Class K Shares so that Class K benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Retail Class Prospectus | RS Value Fund
RS Value Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Value Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Value Fund		Class A	Class C	Class K
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses	[1]	0.28%	0.27%	0.25%
Total Annual Fund Operating Expenses	[2]	1.38%	2.12%	1.75%
Fee Waiver/Expense Reimbursement	[2]	(0.09%)	(0.08%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.29%	2.04%	1.69%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.28% for Class A shares, 2.03% for Class C shares, and 1.68% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Value Fund (USD $)	Class A	Class C	Class K
1 Year	600	307	172
3 Years	883	656	545
5 Years	1,186	1,132	943
10 Years	2,046	2,445	2,057

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Value Fund (USD $)	Class A	Class C	Class K
1 Year	600	207	172
3 Years	883	656	545
5 Years	1,186	1,132	943
10 Years	2,046	2,445	2,057

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities that the Fund’s investment team believes are undervalued, of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 20.05% Worst Quarter Fourth Quarter 2008 -26.55%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Value Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Jun 30, 1993	8.42%	(0.55%)	10.91%	6.13%
Class A Shares Return After Taxes on Distributions	Jun 30, 1993	7.99%	(0.71%)	10.52%	5.78%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Jun 30, 1993	5.47%	(0.55%)	9.62%	5.33%
Class A Shares Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)	Jun 30, 1993	18.51%	3.79%	10.63%	10.53%
Class C Shares	May 1, 2007	11.98%	(0.30%)		(1.35%)
Class C Shares Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)	May 1, 2007	18.51%	3.79%		1.60%
Class K Shares	Dec 4, 2006	13.38%	0.05%		0.57%
Class K Shares Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	18.51%	3.79%		2.88%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities that the Fund’s investment team believes are undervalued, of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
		To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 20.05% Worst Quarter Fourth Quarter 2008 -26.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	600
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,186
10 Years	rr_ExpenseExampleYear10	2,046
1 Year	rr_ExpenseExampleNoRedemptionYear01	600
3 Years	rr_ExpenseExampleNoRedemptionYear03	883
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,186
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,046
2003	rr_AnnualReturn2003	65.98%
2004	rr_AnnualReturn2004	29.31%
2005	rr_AnnualReturn2005	11.67%
2006	rr_AnnualReturn2006	16.37%
2007	rr_AnnualReturn2007	3.76%
2008	rr_AnnualReturn2008	(41.73%)
2009	rr_AnnualReturn2009	38.01%
2010	rr_AnnualReturn2010	25.47%
2011	rr_AnnualReturn2011	(11.08%)
2012	rr_AnnualReturn2012	13.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
1 Year	rr_AverageAnnualReturnYear01	8.42%
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	10.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class Prospectus | RS Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.04%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	307
3 Years	rr_ExpenseExampleYear03	656
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	2,445
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	656
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,445
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class Prospectus | RS Value Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.69%	[3]
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	2,057
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,057
1 Year	rr_AverageAnnualReturnYear01	13.38%
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class Prospectus | RS Value Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.99%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	10.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class Prospectus | RS Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.47%
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class Prospectus | RS Value Fund | Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class Prospectus | RS Value Fund | Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class Prospectus | RS Value Fund | Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[3]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.28% for Class A shares, 2.03% for Class C shares, and 1.68% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Large Cap Alpha Fund
RS Large Cap Alpha Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Large Cap Alpha Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Large Cap Alpha Fund		Class A	Class C	Class K
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.23%	0.25%	0.18%
Total Annual Fund Operating Expenses	[1]	0.98%	1.75%	1.33%
Fee Waiver/Expense Reimbursement	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.98%	1.75%	1.33%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.99% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Large Cap Alpha Fund (USD $)	Class A	Class C	Class K
1 Year	570	278	135
3 Years	772	551	421
5 Years	991	949	729
10 Years	1,619	2,062	1,601

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Large Cap Alpha Fund (USD $)	Class A	Class C	Class K
1 Year	570	178	135
3 Years	772	551	421
5 Years	991	949	729
10 Years	1,619	2,062	1,601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund’s investment team currently expects that the Fund typically will hold between 35 and 45 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 17.47% Worst Quarter Third Quarter 2011 -20.78%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Large Cap Alpha Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Jun 1, 1972	10.74%	0.76%	6.34%	11.36%
Class A Shares Return After Taxes on Distributions	Jun 1, 1972	10.06%	0.40%	5.97%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Jun 1, 1972	6.98%	0.43%	5.34%
Class A Shares Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	Jun 1, 1972	17.51%	0.59%	7.38%		[1]
Class A Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	May 31, 1972	16.00%	1.66%	7.10%	9.86%	[2]
Class C Shares	Aug 7, 2000	14.37%	0.97%	5.88%	(1.49%)
Class C Shares Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	17.51%	0.59%	7.38%	4.47%
Class C Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	16.00%	1.66%	7.10%	1.63%
Class K Shares	May 15, 2001	15.84%	1.37%	6.48%	2.21%
Class K Shares Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	17.51%	0.59%	7.38%	4.29%
Class K Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	16.00%	1.66%	7.10%	3.14%
[1]	No since inception performance return is shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000�� Value Index.
[2]	Since inception returns for the S&P 500�� Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Large Cap Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Large Cap Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund’s investment team currently expects that the Fund typically will hold between 35 and 45 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

		The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Mid-sized Companies Risk
		Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 17.47% Worst Quarter Third Quarter 2011 -20.78%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Large Cap Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	570
3 Years	rr_ExpenseExampleYear03	772
5 Years	rr_ExpenseExampleYear05	991
10 Years	rr_ExpenseExampleYear10	1,619
1 Year	rr_ExpenseExampleNoRedemptionYear01	570
3 Years	rr_ExpenseExampleNoRedemptionYear03	772
5 Years	rr_ExpenseExampleNoRedemptionYear05	991
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,619
2003	rr_AnnualReturn2003	20.95%
2004	rr_AnnualReturn2004	5.64%
2005	rr_AnnualReturn2005	3.90%
2006	rr_AnnualReturn2006	16.87%
2007	rr_AnnualReturn2007	14.78%
2008	rr_AnnualReturn2008	(29.29%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	16.63%
2011	rr_AnnualReturn2011	(8.92%)
2012	rr_AnnualReturn2012	16.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	11.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class Prospectus | RS Large Cap Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Large Cap Alpha Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.33%	[2]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class Prospectus | RS Large Cap Alpha Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.06%
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class Prospectus | RS Large Cap Alpha Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class Prospectus | RS Large Cap Alpha Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class Prospectus | RS Large Cap Alpha Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Large Cap Alpha Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class Prospectus | RS Large Cap Alpha Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%	[5]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 31, 1972
Retail Class Prospectus | RS Large Cap Alpha Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Large Cap Alpha Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.99% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.
[4]	No since inception performance return is shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000�� Value Index.
[5]	Since inception returns for the S&P 500�� Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

Retail Class Prospectus | RS Investors Fund
RS Investors Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Investors Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Investors Fund		Class A	Class C	Class K
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		1.03%	1.31%	1.57%
Total Annual Fund Operating Expenses	[1]	2.28%	3.31%	3.22%
Fee Waiver/Expense Reimbursement	[1]	(0.98%)	(1.26%)	(1.52%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.30%	2.05%	1.70%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.30% for Class A shares, 2.05% for Class C shares, and 1.70% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Investors Fund (USD $)	Class A	Class C	Class K
1 Year	601	308	173
3 Years	1,064	901	850
5 Years	1,552	1,618	1,551
10 Years	2,894	3,518	3,417

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Investors Fund (USD $)	Class A	Class C	Class K
1 Year	601	208	173
3 Years	1,064	901	850
5 Years	1,552	1,618	1,551
10 Years	2,894	3,518	3,417

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests in securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 25 and 30 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Non-diversification Risk
The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 26.20% Worst Quarter Fourth Quarter 2008 -35.17%
Annual Return for Class A Shares (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Investors Fund	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A Shares	Nov 15, 2005	15.73%	0.94%	3.49%
Class A Shares Return After Taxes on Distributions	Nov 15, 2005	15.17%	0.42%	2.22%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Nov 15, 2005	10.22%	0.54%	2.37%
Class A Shares Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 2005	17.55%	0.83%	3.66%
Class C Shares	Jul 24, 2007	19.59%	0.98%	(0.56%)
Class C Shares Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes)	Jul 24, 2007	17.55%	0.83%	(0.30%)
Class K Shares	Jan 3, 2007	21.04%	1.21%	0.82%
Class K Shares Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes)	Jan 3, 2007	17.55%	0.83%	0.56%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investors Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 25 and 30 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Non-diversification Risk
The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
		Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk
		The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 26.20% Worst Quarter Fourth Quarter 2008 -35.17%
Performance Table Heading	rr_PerformanceTableHeading	Annual Return for Class A Shares (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Investors Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	601
3 Years	rr_ExpenseExampleYear03	1,064
5 Years	rr_ExpenseExampleYear05	1,552
10 Years	rr_ExpenseExampleYear10	2,894
1 Year	rr_ExpenseExampleNoRedemptionYear01	601
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,064
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,552
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,894
2006	rr_AnnualReturn2006	17.55%
2007	rr_AnnualReturn2007	(0.72%)
2008	rr_AnnualReturn2008	(49.50%)
2009	rr_AnnualReturn2009	51.32%
2010	rr_AnnualReturn2010	24.88%
2011	rr_AnnualReturn2011	(5.08%)
2012	rr_AnnualReturn2012	21.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.17%)
1 Year	rr_AverageAnnualReturnYear01	15.73%
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class Prospectus | RS Investors Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	901
5 Years	rr_ExpenseExampleYear05	1,618
10 Years	rr_ExpenseExampleYear10	3,518
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	901
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,618
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,518
1 Year	rr_AverageAnnualReturnYear01	19.59%
5 Years	rr_AverageAnnualReturnYear05	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 24, 2007
Retail Class Prospectus | RS Investors Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	850
5 Years	rr_ExpenseExampleYear05	1,551
10 Years	rr_ExpenseExampleYear10	3,417
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	850
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,551
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,417
1 Year	rr_AverageAnnualReturnYear01	21.04%
5 Years	rr_AverageAnnualReturnYear05	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 3, 2007
Retail Class Prospectus | RS Investors Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class Prospectus | RS Investors Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class Prospectus | RS Investors Fund | Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class Prospectus | RS Investors Fund | Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 24, 2007
Retail Class Prospectus | RS Investors Fund | Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 3, 2007

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.30% for Class A shares, 2.05% for Class C shares, and 1.70% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Global Natural Resources Fund
RS Global Natural Resources Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Global Natural Resources Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Global Natural Resources Fund		Class A	Class C	Class K
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.27%	0.21%	0.22%
Total Annual Fund Operating Expenses	[1]	1.52%	2.21%	1.87%
Fee Waiver/Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.51%	2.20%	1.86%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class A, C, and K shares so that each of these classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class Y shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Global Natural Resources Fund (USD $)	Class A	Class C	Class K
1 Year	621	323	189
3 Years	932	690	587
5 Years	1,264	1,184	1,010
10 Years	2,201	2,543	2,190

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Global Natural Resources Fund (USD $)	Class A	Class C	Class K
1 Year	621	223	189
3 Years	932	690	587
5 Years	1,264	1,184	1,010
10 Years	2,201	2,543	2,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund’s investment team currently expects that the Fund typically will hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. “Advantaged assets” are the low cost producers of a given commodity that the investment team believes offer a competitive advantage in the form of achieving higher cost of capital returns relative to other producers. The Fund’s investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. The Fund’s investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow, or net profits is, in the Fund’s investment team’s judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund’s investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk
Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.23%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Global Natural Resources Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Nov 15, 1995	1.05%	(1.34%)	13.75%	9.98%
Class A Shares Return After Taxes on Distributions	Nov 15, 1995	1.00%	(1.41%)	12.89%	9.43%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Nov 15, 1995	0.74%	(1.16%)	12.02%	8.85%
Class A Shares S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	2.20%	(1.51%)	12.78%		[1]
Class A Shares MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	2.02%	(2.77%)	11.95%		[1]
Class A Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	16.00%	1.66%	7.10%	7.19%
Class C Shares	May 1, 2007	4.38%	(1.14%)		1.44%
Class C Shares S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes)	May 1, 2007	2.20%	(1.51%)		2.29%
Class C Shares MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	May 1, 2007	2.02%	(2.77%)		1.32%
Class C Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	May 1, 2007	16.00%	1.66%		1.48%
Class K Shares	Dec 4, 2006	5.75%	(0.82%)		3.05%
Class K Shares S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	2.20%	(1.51%)		3.17%
Class K Shares MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	2.02%	(2.77%)		2.46%
Class K Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	16.00%	1.66%		2.39%
[1]	No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index�� and the MSCI World Commodity Producers Index (Gross).

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund’s investment team currently expects that the Fund typically will hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. “Advantaged assets” are the low cost producers of a given commodity that the investment team believes offer a competitive advantage in the form of achieving higher cost of capital returns relative to other producers. The Fund’s investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. The Fund’s investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow, or net profits is, in the Fund’s investment team’s judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund’s investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk
Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Currency Risk
		Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.23%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Global Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	621
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,264
10 Years	rr_ExpenseExampleYear10	2,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	621
3 Years	rr_ExpenseExampleNoRedemptionYear03	932
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
2003	rr_AnnualReturn2003	42.13%
2004	rr_AnnualReturn2004	34.43%
2005	rr_AnnualReturn2005	42.23%
2006	rr_AnnualReturn2006	8.11%
2007	rr_AnnualReturn2007	32.08%
2008	rr_AnnualReturn2008	(46.76%)
2009	rr_AnnualReturn2009	49.33%
2010	rr_AnnualReturn2010	25.52%
2011	rr_AnnualReturn2011	(7.31%)
2012	rr_AnnualReturn2012	6.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.23%)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
10 Years	rr_AverageAnnualReturnYear10	13.75%
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Global Natural Resources Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	690
5 Years	rr_ExpenseExampleYear05	1,184
10 Years	rr_ExpenseExampleYear10	2,543
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,543
1 Year	rr_AverageAnnualReturnYear01	4.38%
5 Years	rr_AverageAnnualReturnYear05	(1.14%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class Prospectus | RS Global Natural Resources Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.86%	[2]
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	587
5 Years	rr_ExpenseExampleYear05	1,010
10 Years	rr_ExpenseExampleYear10	2,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	587
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class Prospectus | RS Global Natural Resources Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
10 Years	rr_AverageAnnualReturnYear10	12.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Global Natural Resources Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	12.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Global Natural Resources Fund | S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	12.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Global Natural Resources Fund | S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class Prospectus | RS Global Natural Resources Fund | S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class Prospectus | RS Global Natural Resources Fund | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10	11.95%
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Global Natural Resources Fund | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class Prospectus | RS Global Natural Resources Fund | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class Prospectus | RS Global Natural Resources Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Global Natural Resources Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class Prospectus | RS Global Natural Resources Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class A, C, and K shares so that each of these classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class Y shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.
[4]	No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index�� and the MSCI World Commodity Producers Index (Gross).

Retail Class Prospectus | RS Small Cap Growth Fund
RS Small Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Small Cap Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Small Cap Growth Fund		Class A	Class C	Class K
Management Fees		0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.28%	0.15%	0.41%
Total Annual Fund Operating Expenses	[1]	1.48%	2.10%	2.01%
Fee Waiver/Expense Reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.35%	1.97%	1.88%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.35% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Small Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	300	191
3 Years	909	645	618
5 Years	1,233	1,117	1,071
10 Years	2,149	2,421	2,327

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Small Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	200	191
3 Years	909	645	618
5 Years	1,233	1,117	1,071
10 Years	2,149	2,421	2,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 24.13% Worst Quarter Fourth Quarter 2008 -25.39%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Small Cap Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Nov 30, 1987	9.31%	1.83%	8.80%	12.53%
Class A Shares Return After Taxes on Distributions	Nov 30, 1987	9.31%	1.83%	8.80%	11.09%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Nov 30, 1987	6.05%	1.56%	7.83%	10.59%
Class A Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 30, 1987	14.59%	3.49%	9.80%	8.12%
Class C Shares	Sep 6, 2007	13.07%	1.54%		1.47%
Class C Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Sep 6, 2007	14.59%	3.49%		3.34%
Class K Shares	Jan 22, 2007	14.15%	2.13%		4.00%
Class K Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Jan 22, 2007	14.59%	3.49%		4.29%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 24.13% Worst Quarter Fourth Quarter 2008 -25.39%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,233
10 Years	rr_ExpenseExampleYear10	2,149
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	909
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,233
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,149
2003	rr_AnnualReturn2003	46.74%
2004	rr_AnnualReturn2004	15.16%
2005	rr_AnnualReturn2005	0.68%
2006	rr_AnnualReturn2006	9.45%
2007	rr_AnnualReturn2007	13.94%
2008	rr_AnnualReturn2008	(45.61%)
2009	rr_AnnualReturn2009	47.65%
2010	rr_AnnualReturn2010	27.70%
2011	rr_AnnualReturn2011	(2.33%)
2012	rr_AnnualReturn2012	14.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
1 Year	rr_AverageAnnualReturnYear01	9.31%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	12.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class Prospectus | RS Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.97%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	300
3 Years	rr_ExpenseExampleYear03	645
5 Years	rr_ExpenseExampleYear05	1,117
10 Years	rr_ExpenseExampleYear10	2,421
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	645
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,117
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
1 Year	rr_AverageAnnualReturnYear01	13.07%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Retail Class Prospectus | RS Small Cap Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.88%	[2]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,071
10 Years	rr_ExpenseExampleYear10	2,327
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,071
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
1 Year	rr_AverageAnnualReturnYear01	14.15%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 22, 2007
Retail Class Prospectus | RS Small Cap Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.31%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	11.09%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class Prospectus | RS Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class Prospectus | RS Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class Prospectus | RS Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Retail Class Prospectus | RS Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 22, 2007

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.35% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Select Growth Fund
RS Select Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Select Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Select Growth Fund		Class A	Class C	Class K
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.30%	0.35%	0.86%
Total Annual Fund Operating Expenses	[1]	1.55%	2.35%	2.51%
Fee Waiver/Expense Reimbursement	[1]	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.35%	2.15%	2.31%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.35% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Select Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	318	234
3 Years	923	714	763
5 Years	1,262	1,237	1,318
10 Years	2,217	2,671	2,831

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Select Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	218	234
3 Years	923	714	763
5 Years	1,262	1,237	1,318
10 Years	2,217	2,671	2,831

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $13.1 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund”. Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 36.03% Worst Quarter Fourth Quarter 2008 -25.49%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Select Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Aug 1, 1996	12.96%	4.86%	9.40%	10.58%
Class A Shares Return After Taxes on Distributions	Aug 1, 1996	12.96%	4.86%	9.40%	9.58%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Aug 1, 1996	8.42%	4.19%	8.39%	8.90%
Class A Shares Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)	Aug 1, 1996	16.13%	4.07%	10.55%	6.86%
Class A Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Aug 1, 1996	14.59%	3.49%	9.80%	5.16%
Class C Shares	Nov 15, 2007	16.72%	4.86%		4.47%
Class C Shares Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 2007	16.13%	4.07%		4.15%
Class C Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 2007	14.59%	3.49%		3.55%
Class K Shares	Feb 12, 2007	17.51%	4.73%		5.76%
Class K Shares Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)	Feb 12, 2007	16.13%	4.07%		4.43%
Class K Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Feb 12, 2007	14.59%	3.49%		3.70%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $13.1 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund”. Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 36.03% Worst Quarter Fourth Quarter 2008 -25.49%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Select Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	923
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	2,217
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	923
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,217
2003	rr_AnnualReturn2003	57.91%
2004	rr_AnnualReturn2004	1.48%
2005	rr_AnnualReturn2005	(1.59%)
2006	rr_AnnualReturn2006	8.06%
2007	rr_AnnualReturn2007	13.68%
2008	rr_AnnualReturn2008	(45.02%)
2009	rr_AnnualReturn2009	47.41%
2010	rr_AnnualReturn2010	31.53%
2011	rr_AnnualReturn2011	5.30%
2012	rr_AnnualReturn2012	18.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
1 Year	rr_AverageAnnualReturnYear01	12.96%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class Prospectus | RS Select Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	714
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,671
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	714
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,237
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,671
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
Retail Class Prospectus | RS Select Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.31%	[2]
1 Year	rr_ExpenseExampleYear01	234
3 Years	rr_ExpenseExampleYear03	763
5 Years	rr_ExpenseExampleYear05	1,318
10 Years	rr_ExpenseExampleYear10	2,831
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	763
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,318
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,831
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 12, 2007
Retail Class Prospectus | RS Select Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.96%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class Prospectus | RS Select Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.42%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class Prospectus | RS Select Growth Fund | Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	10.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class Prospectus | RS Select Growth Fund | Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
Retail Class Prospectus | RS Select Growth Fund | Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 12, 2007
Retail Class Prospectus | RS Select Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class Prospectus | RS Select Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
Retail Class Prospectus | RS Select Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 12, 2007

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.35% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Mid Cap Growth Fund
RS Mid Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Mid Cap Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Mid Cap Growth Fund		Class A	Class C	Class K
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.41%	0.62%	0.59%
Total Annual Fund Operating Expenses	[1]	1.51%	2.47%	2.09%
Fee Waiver/Expense Reimbursement	[1]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.28%	2.24%	1.86%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.28% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Mid Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	599	327	189
3 Years	908	748	633
5 Years	1,239	1,295	1,103
10 Years	2,172	2,789	2,403

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Mid Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	599	227	189
3 Years	908	748	633
5 Years	1,239	1,295	1,103
10 Years	2,172	2,789	2,403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team at the time to be mid-capitalization companies. The Fund’s investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least $1 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 19.30% Worst Quarter Fourth Quarter 2008 -28.85%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Mid Cap Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Jul 12, 1995	9.37%	(1.76%)	7.97%	7.94%
Class A Shares Return After Taxes on Distributions	Jul 12, 1995	9.37%	(1.87%)	7.41%	5.89%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Jul 12, 1995	6.09%	(1.54%)	6.83%	5.79%
Class A Shares Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	Jul 12, 1995	15.81%	3.23%	10.32%	7.87%
Class C Shares	May 21, 2007	12.78%	(1.81%)		(1.19%)
Class C Shares Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	May 21, 2007	15.81%	3.23%		2.86%
Class K Shares	Dec 4, 2006	14.18%	(1.44%)		0.83%
Class K Shares Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	15.81%	3.23%		4.19%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team at the time to be mid-capitalization companies. The Fund’s investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least $1 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 19.30% Worst Quarter Fourth Quarter 2008 -28.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	599
3 Years	rr_ExpenseExampleYear03	908
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,172
1 Year	rr_ExpenseExampleNoRedemptionYear01	599
3 Years	rr_ExpenseExampleNoRedemptionYear03	908
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,172
2003	rr_AnnualReturn2003	48.49%
2004	rr_AnnualReturn2004	12.36%
2005	rr_AnnualReturn2005	9.52%
2006	rr_AnnualReturn2006	9.43%
2007	rr_AnnualReturn2007	17.53%
2008	rr_AnnualReturn2008	(52.50%)
2009	rr_AnnualReturn2009	39.32%
2010	rr_AnnualReturn2010	25.11%
2011	rr_AnnualReturn2011	1.07%
2012	rr_AnnualReturn2012	14.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.85%)
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
10 Years	rr_AverageAnnualReturnYear10	7.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.24%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	327
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	1,295
10 Years	rr_ExpenseExampleYear10	2,789
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	748
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,295
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,789
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	(1.81%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.19%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 21, 2007
Retail Class Prospectus | RS Mid Cap Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.86%	[2]
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,403
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,403
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	(1.44%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class Prospectus | RS Mid Cap Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%
5 Years	rr_AverageAnnualReturnYear05	(1.54%)
10 Years	rr_AverageAnnualReturnYear10	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Mid Cap Growth Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class Prospectus | RS Mid Cap Growth Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 21, 2007
Retail Class Prospectus | RS Mid Cap Growth Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.28% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Growth Fund
RS Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Growth Fund		Class A	Class C	Class K
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.32%	0.52%	0.49%
Total Annual Fund Operating Expenses	[1]	1.37%	2.32%	1.94%
Fee Waiver/Expense Reimbursement	[1]	(0.12%)	(0.19%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.25%	2.13%	1.72%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.25% for Class A shares, 2.13% for Class C shares, and 1.72% for Class K shares. In addition, RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses of Class C shares and Class K shares so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is at least as much as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Growth Fund (USD $)	Class A	Class C	Class K
1 Year	608	335	197
3 Years	888	724	609
5 Years	1,189	1,240	1,047
10 Years	2,043	2,656	2,264

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Growth Fund (USD $)	Class A	Class C	Class K
1 Year	608	235	197
3 Years	888	724	609
5 Years	1,189	1,240	1,047
10 Years	2,043	2,656	2,264

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.61%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	May 12, 1992	8.90%	(1.95%)	7.39%	8.35%
Class A Shares Return After Taxes on Distributions	May 12, 1992	8.90%	(2.03%)	5.88%	6.67%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	May 12, 1992	5.78%	(1.69%)	5.92%	6.77%
Class A Shares Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	May 12, 1992	15.26%	3.12%	7.52%	7.33%
Class C Shares	Jun 30, 2007	12.39%	(2.06%)		(1.32%)
Class C Shares Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Jun 30, 2007	15.26%	3.12%		3.46%
Class K Shares	Nov 27, 2006	13.72%	(1.50%)		0.83%
Class K Shares Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 27, 2006	15.26%	3.12%		4.71%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Mid-sized Companies Risk
		Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	608
3 Years	rr_ExpenseExampleYear03	888
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,043
1 Year	rr_ExpenseExampleNoRedemptionYear01	608
3 Years	rr_ExpenseExampleNoRedemptionYear03	888
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,043
2003	rr_AnnualReturn2003	44.24%
2004	rr_AnnualReturn2004	11.95%
2005	rr_AnnualReturn2005	11.32%
2006	rr_AnnualReturn2006	10.79%
2007	rr_AnnualReturn2007	13.10%
2008	rr_AnnualReturn2008	(43.73%)
2009	rr_AnnualReturn2009	31.53%
2010	rr_AnnualReturn2010	13.18%
2011	rr_AnnualReturn2011	(0.68%)
2012	rr_AnnualReturn2012	14.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.61%)
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class Prospectus | RS Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.13%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,656
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	724
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,656
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2007
Retail Class Prospectus | RS Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[2]
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	2,264
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	(1.50%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 27, 2006
Retail Class Prospectus | RS Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
10 Years	rr_AverageAnnualReturnYear10	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class Prospectus | RS Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.78%
5 Years	rr_AverageAnnualReturnYear05	(1.69%)
10 Years	rr_AverageAnnualReturnYear10	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class Prospectus | RS Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class Prospectus | RS Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2007
Retail Class Prospectus | RS Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 27, 2006

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.25% for Class A shares, 2.13% for Class C shares, and 1.72% for Class K shares. In addition, RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses of Class C shares and Class K shares so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is at least as much as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Technology Fund
RS Technology Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Technology Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Technology Fund	Class A	Class C	Class K
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.65%
Other Expenses	0.34%	0.36%	0.43%
Total Annual Fund Operating Expenses	1.59%	2.36%	2.08%

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Technology Fund (USD $)	Class A	Class C	Class K
1 Year	629	339	211
3 Years	953	736	652
5 Years	1,299	1,260	1,119
10 Years	2,274	2,696	2,410

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Technology Fund (USD $)	Class A	Class C	Class K
1 Year	629	239	211
3 Years	953	736	652
5 Years	1,299	1,260	1,119
10 Years	2,274	2,696	2,410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund’s investment team employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in the investment team’s judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund’s investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk
Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Technology Investment Risk
Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 34.38% Worst Quarter Fourth Quarter 2008 -27.06%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Technology Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Nov 15, 1995	3.18%	1.25%	11.78%	7.49%
Class A Shares Return After Taxes on Distributions	Nov 15, 1995	2.35%	0.78%	11.10%	6.48%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Nov 15, 1995	3.15%	1.00%	10.41%	6.32%
Class A Shares S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes)	Aug 29, 1996	15.23%	3.54%	9.40%	7.29%	[1]
Class A Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	16.00%	1.66%	7.10%	7.19%
Class C Shares	May 2, 2007	6.51%	1.32%		3.51%
Class C Shares S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes)	May 2, 2007	15.23%	3.54%		4.88%
Class C Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	May 2, 2007	16.00%	1.66%		1.37%
Class K Shares	Jan 19, 2007	7.79%	1.58%		5.04%
Class K Shares S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes)	Jan 19, 2007	15.23%	3.54%		5.61%
Class K Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	Jan 19, 2007	16.00%	1.66%		2.15%
[1]	Since inception return for the S&P North American Technology Sector Index��� reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund’s investment team employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

		A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in the investment team’s judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund’s investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk
Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Technology Investment Risk
Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk
		Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 34.38% Worst Quarter Fourth Quarter 2008 -27.06%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	629
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,299
10 Years	rr_ExpenseExampleYear10	2,274
1 Year	rr_ExpenseExampleNoRedemptionYear01	629
3 Years	rr_ExpenseExampleNoRedemptionYear03	953
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,299
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,274
2003	rr_AnnualReturn2003	97.75%
2004	rr_AnnualReturn2004	7.30%
2005	rr_AnnualReturn2005	2.06%
2006	rr_AnnualReturn2006	8.19%
2007	rr_AnnualReturn2007	22.25%
2008	rr_AnnualReturn2008	(50.90%)
2009	rr_AnnualReturn2009	75.18%
2010	rr_AnnualReturn2010	36.15%
2011	rr_AnnualReturn2011	(11.91%)
2012	rr_AnnualReturn2012	8.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.06%)
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	11.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	339
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	2,696
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 2, 2007
Retail Class Prospectus | RS Technology Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 19, 2007
Retail Class Prospectus | RS Technology Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	11.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Technology Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Technology Fund | S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 29, 1996
Retail Class Prospectus | RS Technology Fund | S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 2, 2007
Retail Class Prospectus | RS Technology Fund | S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 19, 2007
Retail Class Prospectus | RS Technology Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class Prospectus | RS Technology Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 2, 2007
Retail Class Prospectus | RS Technology Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 19, 2007

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.
[3]	Since inception return for the S&P North American Technology Sector Index��� reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

Retail Class Prospectus | RS Small Cap Equity Fund
RS Small Cap Equity Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Small Cap Equity Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Small Cap Equity Fund		Class A	Class C	Class K
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.35%	0.49%	0.37%
Total Annual Fund Operating Expenses	[1]	1.35%	2.24%	1.77%
Fee Waiver/Expense Reimbursement	[1]	none	(0.02%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.35%	2.22%	1.60%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.35% for Class A shares, 2.22% for Class C shares, and 1.60% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Small Cap Equity Fund (USD $)	Class A	Class C	Class K
1 Year	606	325	163
3 Years	882	698	541
5 Years	1,179	1,198	943
10 Years	2,022	2,573	2,070

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Small Cap Equity Fund (USD $)	Class A	Class C	Class K
1 Year	606	225	163
3 Years	882	698	541
5 Years	1,179	1,198	943
10 Years	2,022	2,573	2,070

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on April 16, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 20.83% Worst Quarter Third Quarter 2011 -23.30%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Small Cap Equity Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	May 1, 1997	9.36%	3.73%	9.22%	7.74%
Class A Shares Return After Taxes on Distributions	May 1, 1997	8.70%	3.57%	7.89%	6.84%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	May 1, 1997	6.93%	3.18%	7.67%	6.59%
Class A Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	May 1, 1997	14.59%	3.49%	9.80%	5.42%
Class C Shares	Aug 7, 2000	12.81%	3.79%	8.72%	3.39%
Class C Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	14.59%	3.49%	9.80%	2.30%
Class K Shares	May 15, 2001	14.53%	4.43%	9.41%	6.27%
Class K Shares Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	14.59%	3.49%	9.80%	4.64%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on April 16, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 20.83% Worst Quarter Third Quarter 2011 -23.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Small Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,179
10 Years	rr_ExpenseExampleYear10	2,022
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	882
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,022
2003	rr_AnnualReturn2003	43.23%
2004	rr_AnnualReturn2004	14.74%
2005	rr_AnnualReturn2005	(0.15%)
2006	rr_AnnualReturn2006	16.90%
2007	rr_AnnualReturn2007	4.84%
2008	rr_AnnualReturn2008	(35.67%)
2009	rr_AnnualReturn2009	36.70%
2010	rr_AnnualReturn2010	27.97%
2011	rr_AnnualReturn2011	(2.39%)
2012	rr_AnnualReturn2012	14.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	3.73%
10 Years	rr_AverageAnnualReturnYear10	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Retail Class Prospectus | RS Small Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.22%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	698
5 Years	rr_ExpenseExampleYear05	1,198
10 Years	rr_ExpenseExampleYear10	2,573
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	698
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,198
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,573
1 Year	rr_AverageAnnualReturnYear01	12.81%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Small Cap Equity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	2,070
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	541
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,070
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class Prospectus | RS Small Cap Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Retail Class Prospectus | RS Small Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Retail Class Prospectus | RS Small Cap Equity Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Retail Class Prospectus | RS Small Cap Equity Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Small Cap Equity Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.35% for Class A shares, 2.22% for Class C shares, and 1.60% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS International Growth Fund
RS International Growth Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS International Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS International Growth Fund		Class A	Class C	Class K
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.29%	0.40%	0.29%
Total Annual Fund Operating Expenses	[1]	1.34%	2.20%	1.74%
Fee Waiver/Expense Reimbursement	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.34%	2.20%	1.74%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.40% for Class A shares, 2.65% for Class C shares, and 1.96% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS International Growth Fund (USD $)	Class A	Class C	Class K
1 Year	605	323	177
3 Years	879	688	548
5 Years	1,174	1,180	944
10 Years	2,011	2,534	2,052

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS International Growth Fund (USD $)	Class A	Class C	Class K
1 Year	605	223	177
3 Years	879	688	548
5 Years	1,174	1,180	944
10 Years	2,011	2,534	2,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team uses fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 25.30% Worst Quarter Fourth Quarter 2008 -23.14%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS International Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Feb 16, 1993	12.06%	(2.84%)	7.67%	5.62%
Class A Shares Return After Taxes on Distributions	Feb 16, 1993	11.88%	(3.11%)	7.38%	4.87%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Feb 16, 1993	7.84%	(2.55%)	6.60%	4.63%
Class A Shares MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	Jan 31, 1993	17.90%	(3.21%)	8.70%	6.50%	[1]
Class C Shares	Aug 7, 2000	15.69%	(2.63%)	7.27%	0.65%
Class C Shares MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	17.90%	(3.21%)	8.70%	2.93%
Class K Shares	May 15, 2001	17.18%	(2.25%)	7.87%	3.21%
Class K Shares MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	May 15, 2001	17.90%	(3.21%)	8.70%	4.54%
[1]	Since inception returns for MSCI EAFE Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team uses fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 25.30% Worst Quarter Fourth Quarter 2008 -23.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,174
10 Years	rr_ExpenseExampleYear10	2,011
1 Year	rr_ExpenseExampleNoRedemptionYear01	605
3 Years	rr_ExpenseExampleNoRedemptionYear03	879
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,011
2003	rr_AnnualReturn2003	28.57%
2004	rr_AnnualReturn2004	16.34%
2005	rr_AnnualReturn2005	15.63%
2006	rr_AnnualReturn2006	22.44%
2007	rr_AnnualReturn2007	14.17%
2008	rr_AnnualReturn2008	(43.23%)
2009	rr_AnnualReturn2009	35.72%
2010	rr_AnnualReturn2010	15.50%
2011	rr_AnnualReturn2011	(13.19%)
2012	rr_AnnualReturn2012	17.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
1 Year	rr_AverageAnnualReturnYear01	12.06%
5 Years	rr_AverageAnnualReturnYear05	(2.84%)
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[2]
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
1 Year	rr_AverageAnnualReturnYear01	15.69%
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
10 Years	rr_AverageAnnualReturnYear10	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS International Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[2]
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	17.18%
5 Years	rr_AverageAnnualReturnYear05	(2.25%)
10 Years	rr_AverageAnnualReturnYear10	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class Prospectus | RS International Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	(3.11%)
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS International Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	(2.55%)
10 Years	rr_AverageAnnualReturnYear10	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS International Growth Fund | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%	[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 1993
Retail Class Prospectus | RS International Growth Fund | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS International Growth Fund | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.40% for Class A shares, 2.65% for Class C shares, and 1.96% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.
[4]	Since inception returns for MSCI EAFE Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

Retail Class Prospectus | RS Emerging Markets Fund
RS Emerging Markets Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Emerging Markets Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Emerging Markets Fund		Class A	Class C	Class K
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.28%	0.32%	0.23%
Total Annual Fund Operating Expenses	[1]	1.53%	2.32%	1.88%
Fee Waiver/Expense Reimbursement	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.53%	2.32%	1.88%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.65% for Class A shares, 2.45% for Class C shares, and 1.96% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Emerging Markets Fund (USD $)	Class A	Class C	Class K
1 Year	623	335	191
3 Years	935	724	591
5 Years	1,270	1,240	1,016
10 Years	2,212	2,656	2,201

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Emerging Markets Fund (USD $)	Class A	Class C	Class K
1 Year	623	235	191
3 Years	935	724	591
5 Years	1,270	1,240	1,016
10 Years	2,212	2,656	2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 44.06% Worst Quarter Fourth Quarter 2008 -29.41%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Emerging Markets Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	May 1, 1997	7.90%	(2.95%)	16.12%	8.63%
Class A Shares Return After Taxes on Distributions	May 1, 1997	7.82%	(3.22%)	15.17%	7.95%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	May 1, 1997	5.13%	(2.63%)	14.33%	7.52%
Class A Shares MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	Apr 30, 1997	18.63%	(0.61%)	16.88%	7.40%	[1]
Class C Shares	Aug 7, 2000	11.30%	(2.74%)	15.70%	10.05%
Class C Shares MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	18.63%	(0.61%)	16.88%	10.55%
Class K Shares	May 15, 2001	12.82%	(2.36%)	16.26%	13.32%
Class K Shares MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	May 15, 2001	18.63%	(0.61%)	16.88%	13.74%
[1]	Since inception return for MSCI Emerging Markets Index (Gross) shown in the table for Class A shares is since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 44.06% Worst Quarter Fourth Quarter 2008 -29.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.53%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,270
10 Years	rr_ExpenseExampleYear10	2,212
1 Year	rr_ExpenseExampleNoRedemptionYear01	623
3 Years	rr_ExpenseExampleNoRedemptionYear03	935
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
2003	rr_AnnualReturn2003	53.53%
2004	rr_AnnualReturn2004	23.53%
2005	rr_AnnualReturn2005	39.83%
2006	rr_AnnualReturn2006	35.79%
2007	rr_AnnualReturn2007	43.72%
2008	rr_AnnualReturn2008	(55.70%)
2009	rr_AnnualReturn2009	92.96%
2010	rr_AnnualReturn2010	18.15%
2011	rr_AnnualReturn2011	(20.98%)
2012	rr_AnnualReturn2012	13.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.41%)
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
10 Years	rr_AverageAnnualReturnYear10	16.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Retail Class Prospectus | RS Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.32%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,656
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	724
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,656
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
10 Years	rr_AverageAnnualReturnYear10	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Emerging Markets Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.88%	[2]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	591
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
1 Year	rr_AverageAnnualReturnYear01	12.82%
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	16.26%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class Prospectus | RS Emerging Markets Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	(3.22%)
10 Years	rr_AverageAnnualReturnYear10	15.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Retail Class Prospectus | RS Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
10 Years	rr_AverageAnnualReturnYear10	14.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Retail Class Prospectus | RS Emerging Markets Fund | MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	16.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%	[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997
Retail Class Prospectus | RS Emerging Markets Fund | MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	16.88%
Since Inception	rr_AverageAnnualReturnSinceInception	10.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Emerging Markets Fund | MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	16.88%
Since Inception	rr_AverageAnnualReturnSinceInception	13.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.65% for Class A shares, 2.45% for Class C shares, and 1.96% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.
[4]	Since inception return for MSCI Emerging Markets Index (Gross) shown in the table for Class A shares is since April 30, 1997, the month end prior to the inception of Class A shares.

Retail Class Prospectus | RS Global Growth Fund
RS Global Growth Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Global Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Global Growth Fund		Class A	Class C	Class K
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.90%	0.69%	0.62%
Total Annual Fund Operating Expenses	[1]	1.95%	2.49%	2.07%
Fee Waiver/Expense Reimbursement	[1]	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.40%	1.94%	1.52%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.40% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Global Growth Fund (USD $)	Class A	Class C	Class K
1 Year	611	297	155
3 Years	1,007	723	596
5 Years	1,429	1,276	1,063
10 Years	2,599	2,785	2,356

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Global Growth Fund (USD $)	Class A	Class C	Class K
1 Year	611	197	155
3 Years	1,007	723	596
5 Years	1,429	1,276	1,063
10 Years	2,599	2,785	2,356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team uses fundamental research and a bottom-up approach to portfolio construction, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2012 13.08% Worst Quarter Second Quarter 2012 -6.84%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Global Growth Fund	1 Year	Since Inception	Inception Date
Class A Shares	12.20%	(0.85%)	May 16, 2011
Class A Shares Return After Taxes on Distributions	11.83%	(1.04%)	May 16, 2011
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	7.92%	(0.83%)	May 16, 2011
Class C Shares	16.18%	1.47%	May 16, 2011
Class K Shares	17.70%	1.90%	May 16, 2011
MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)	16.80%	2.29%	May 16, 2011

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team uses fundamental research and a bottom-up approach to portfolio construction, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter First Quarter 2012 13.08% Worst Quarter Second Quarter 2012 -6.84%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Global Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	611
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,429
10 Years	rr_ExpenseExampleYear10	2,599
1 Year	rr_ExpenseExampleNoRedemptionYear01	611
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,429
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,599
2012	rr_AnnualReturn2012	17.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.84%)
1 Year	rr_AverageAnnualReturnYear01	12.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS Global Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.94%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	297
3 Years	rr_ExpenseExampleYear03	723
5 Years	rr_ExpenseExampleYear05	1,276
10 Years	rr_ExpenseExampleYear10	2,785
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	723
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,276
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,785
1 Year	rr_AverageAnnualReturnYear01	16.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS Global Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[2]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	596
5 Years	rr_ExpenseExampleYear05	1,063
10 Years	rr_ExpenseExampleYear10	2,356
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	596
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,063
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,356
1 Year	rr_AverageAnnualReturnYear01	17.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS Global Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS Global Growth Fund | MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.40% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS China Fund
RS China Fund (formerly “RS Greater China Fund”)
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS China Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS China Fund		Class A	Class C	Class K
Management Fees		1.10%	1.10%	1.10%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.71%	0.47%	0.60%
Total Annual Fund Operating Expenses	[1]	2.06%	2.57%	2.35%
Fee Waiver/Expense Reimbursement	[1]	(0.31%)	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.75%	2.26%	2.04%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.75% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS China Fund (USD $)	Class A	Class C	Class K
1 Year	644	329	207
3 Years	1,062	770	704
5 Years	1,504	1,338	1,227
10 Years	2,728	2,882	2,662

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS China Fund (USD $)	Class A	Class C	Class K
1 Year	644	229	207
3 Years	1,062	770	704
5 Years	1,504	1,338	1,227
10 Years	2,728	2,882	2,662

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

China Risk
Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2012 16.51% Worst Quarter Second Quarter 2012 -5.49%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS China Fund		1 Year	Since Inception	Inception Date
Class A Shares		15.94%	(7.75%)	May 16, 2011
Class A Shares Return After Taxes on Distributions		15.60%	(8.07%)	May 16, 2011
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		10.36%	(6.75%)	May 16, 2011
Class C Shares		20.12%	(5.73%)	May 16, 2011
Class K Shares		21.33%	(5.36%)	May 16, 2011
MSCI China Index (Gross) (reflects no deduction for fees, expenses or taxes)	[1]	23.10%	(0.43%)	May 16, 2011
MSCI Golden Dragon Index (Gross) (reflects no deduction for fees, expenses or taxes)	[2]	22.65%	(0.39%)	May 16, 2011
[1]	Fund's benchmark effective May 1, 2013.
[2]	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS China Fund (formerly “RS Greater China Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

China Risk
Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter First Quarter 2012 16.51% Worst Quarter Second Quarter 2012 -5.49%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	644
3 Years	rr_ExpenseExampleYear03	1,062
5 Years	rr_ExpenseExampleYear05	1,504
10 Years	rr_ExpenseExampleYear10	2,728
1 Year	rr_ExpenseExampleNoRedemptionYear01	644
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,062
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,728
2012	rr_AnnualReturn2012	21.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.49%)
1 Year	rr_AverageAnnualReturnYear01	15.94%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.26%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	329
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,338
10 Years	rr_ExpenseExampleYear10	2,882
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,882
1 Year	rr_AverageAnnualReturnYear01	20.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS China Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.04%	[2]
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	704
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,662
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	704
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,662
1 Year	rr_AverageAnnualReturnYear01	21.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS China Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS China Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Retail Class Prospectus | RS China Fund | MSCI China Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.10%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011	[4]
Retail Class Prospectus | RS China Fund | MSCI Golden Dragon Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.65%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011	[5]

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.75% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.
[4]	Fund's benchmark effective May 1, 2013.
[5]	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.

Retail Class Prospectus | RS Investment Quality Bond Fund
RS Investment Quality Bond Fund
Investment Objective
To seek a high level of current income and capital appreciation without undue risk to principal.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Investment Quality Bond Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Investment Quality Bond Fund		Class A	Class C	Class K
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.24%	0.29%	0.29%
Total Annual Fund Operating Expenses	[1]	0.99%	1.79%	1.44%
Fee Waiver/Expense Reimbursement	[1]	(0.14%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.85%	1.60%	1.25%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.85% for Class A shares, 1.60% for Class C shares, and 1.25% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Investment Quality Bond Fund (USD $)	Class A	Class C	Class K
1 Year	459	263	127
3 Years	665	545	437
5 Years	888	952	769
10 Years	1,530	2,090	1,708

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Investment Quality Bond Fund (USD $)	Class A	Class C	Class K
1 Year	459	163	127
3 Years	665	545	437
5 Years	888	952	769
10 Years	1,530	2,090	1,708

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another. Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 5.27% Worst Quarter Second Quarter 2004 -2.63%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Investment Quality Bond Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Feb 16, 1993	1.91%	5.22%	4.65%	5.44%
Class A Shares Return After Taxes on Distributions	Feb 16, 1993	0.54%	3.69%	3.05%	3.45%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Feb 16, 1993	1.33%	3.59%	3.05%	3.43%
Class A Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Feb 16, 1993	4.21%	5.95%	5.18%	6.25%
Class C Shares	Aug 7, 2000	4.06%	5.23%	4.27%	5.11%
Class C Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	4.21%	5.95%	5.18%	6.14%
Class K Shares	May 15, 2001	5.33%	5.60%	4.63%	5.19%
Class K Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	4.21%	5.95%	5.18%	5.83%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Investment Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investment Quality Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income and capital appreciation without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another. Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

		The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 5.27% Worst Quarter Second Quarter 2004 -2.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Investment Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	459
3 Years	rr_ExpenseExampleYear03	665
5 Years	rr_ExpenseExampleYear05	888
10 Years	rr_ExpenseExampleYear10	1,530
1 Year	rr_ExpenseExampleNoRedemptionYear01	459
3 Years	rr_ExpenseExampleNoRedemptionYear03	665
5 Years	rr_ExpenseExampleNoRedemptionYear05	888
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,530
2003	rr_AnnualReturn2003	4.52%
2004	rr_AnnualReturn2004	4.10%
2005	rr_AnnualReturn2005	2.07%
2006	rr_AnnualReturn2006	4.08%
2007	rr_AnnualReturn2007	5.73%
2008	rr_AnnualReturn2008	(0.35%)
2009	rr_AnnualReturn2009	10.50%
2010	rr_AnnualReturn2010	7.55%
2011	rr_AnnualReturn2011	6.87%
2012	rr_AnnualReturn2012	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Investment Quality Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	952
10 Years	rr_ExpenseExampleYear10	2,090
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,090
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Investment Quality Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	1,708
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	769
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,708
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class Prospectus | RS Investment Quality Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Investment Quality Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Investment Quality Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Investment Quality Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Investment Quality Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.85% for Class A shares, 1.60% for Class C shares, and 1.25% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Low Duration Bond Fund
RS Low Duration Bond Fund
Investment Objective
A high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Low Duration Bond Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Low Duration Bond Fund	Class A	Class C	Class K
Management Fees	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	1.00%	0.65%
Other Expenses	0.14%	0.17%	0.23%
Total Annual Fund Operating Expenses	0.84%	1.62%	1.33%

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Low Duration Bond Fund (USD $)	Class A	Class C	Class K
1 Year	309	265	135
3 Years	487	511	421
5 Years	680	881	729
10 Years	1,239	1,922	1,601

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Low Duration Bond Fund (USD $)	Class A	Class C	Class K
1 Year	309	165	135
3 Years	487	511	421
5 Years	680	881	729
10 Years	1,239	1,922	1,601

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 2.20% Worst Quarter Second Quarter 2004 -1.02%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Low Duration Bond Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	0.70%	3.14%	3.06%	Jul 30, 2003
Class A Shares Return After Taxes on Distributions	0.01%	2.18%	2.01%	Jul 30, 2003
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.45%	2.12%	1.99%	Jul 30, 2003
Class C Shares	1.29%	2.84%	2.54%	Jul 30, 2003
Class K Shares	2.65%	3.21%	2.90%	Jul 30, 2003
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.51%	2.49%	2.89%	Jul 30, 2003

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Low Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

		The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 2.20% Worst Quarter Second Quarter 2004 -1.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Low Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,239
1 Year	rr_ExpenseExampleNoRedemptionYear01	309
3 Years	rr_ExpenseExampleNoRedemptionYear03	487
5 Years	rr_ExpenseExampleNoRedemptionYear05	680
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,239
2004	rr_AnnualReturn2004	1.36%
2005	rr_AnnualReturn2005	1.33%
2006	rr_AnnualReturn2006	4.15%
2007	rr_AnnualReturn2007	5.29%
2008	rr_AnnualReturn2008	3.35%
2009	rr_AnnualReturn2009	5.89%
2010	rr_AnnualReturn2010	4.15%
2011	rr_AnnualReturn2011	1.68%
2012	rr_AnnualReturn2012	3.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.02%)
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class Prospectus | RS Low Duration Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	265
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	1.29%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class Prospectus | RS Low Duration Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class Prospectus | RS Low Duration Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class Prospectus | RS Low Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class Prospectus | RS Low Duration Bond Fund | Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS High Yield Fund
RS High Yield Fund
Investment Objectives
To seek current income.
Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS High Yield Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS High Yield Fund		Class A	Class C	Class K
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.27%	0.28%	0.27%
Total Annual Fund Operating Expenses	[1]	1.12%	1.88%	1.52%
Fee Waiver/Expense Reimbursement	[1]	(0.17%)	(0.18%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.95%	1.70%	1.35%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.95% for Class A shares, 1.70% for Class C shares, and 1.35% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS High Yield Fund (USD $)	Class A	Class C	Class K
1 Year	468	273	137
3 Years	701	573	464
5 Years	953	999	813
10 Years	1,672	2,186	1,798

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS High Yield Fund (USD $)	Class A	Class C	Class K
1 Year	468	173	137
3 Years	701	573	464
5 Years	953	999	813
10 Years	1,672	2,186	1,798

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 13.55% Worst Quarter Fourth Quarter 2008 -12.45%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS High Yield Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Sep 1, 1998	10.19%	7.74%	8.05%	5.98%
Class A Shares Return After Taxes on Distributions	Sep 1, 1998	7.77%	4.92%	5.32%	3.04%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Sep 1, 1998	6.53%	4.86%	5.24%	3.20%
Class A Shares Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	Sep 1, 1998	15.81%	10.34%	10.62%	7.51%
Class C Shares	Aug 7, 2000	12.75%	7.78%	7.65%	5.77%
Class C Shares Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	15.81%	10.34%	10.62%	8.29%
Class K Shares	May 15, 2001	13.98%	8.13%	8.03%	6.86%
Class K Shares Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	15.81%	10.34%	10.62%	8.85%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

		The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 13.55% Worst Quarter Fourth Quarter 2008 -12.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	468
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	953
10 Years	rr_ExpenseExampleYear10	1,672
1 Year	rr_ExpenseExampleNoRedemptionYear01	468
3 Years	rr_ExpenseExampleNoRedemptionYear03	701
5 Years	rr_ExpenseExampleNoRedemptionYear05	953
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,672
2003	rr_AnnualReturn2003	20.11%
2004	rr_AnnualReturn2004	9.15%
2005	rr_AnnualReturn2005	3.34%
2006	rr_AnnualReturn2006	9.14%
2007	rr_AnnualReturn2007	1.04%
2008	rr_AnnualReturn2008	(20.10%)
2009	rr_AnnualReturn2009	38.92%
2010	rr_AnnualReturn2010	13.54%
2011	rr_AnnualReturn2011	4.56%
2012	rr_AnnualReturn2012	14.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.45%)
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Retail Class Prospectus | RS High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	999
10 Years	rr_ExpenseExampleYear10	2,186
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	573
5 Years	rr_ExpenseExampleNoRedemptionYear05	999
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,186
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	7.78%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS High Yield Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,798
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	464
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,798
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	8.13%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class Prospectus | RS High Yield Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Retail Class Prospectus | RS High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Retail Class Prospectus | RS High Yield Fund | Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Retail Class Prospectus | RS High Yield Fund | Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS High Yield Fund | Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.95% for Class A shares, 1.70% for Class C shares, and 1.35% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Tax-Exempt Fund
RS Tax-Exempt Fund
Investment Objective
To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Tax-Exempt Fund	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	none	[1]	1.00%	[2]
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Tax-Exempt Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.16%	0.19%
Total Annual Fund Operating Expenses	[1]	0.91%	1.69%
Fee Waiver/Expense Reimbursement	[1]	(0.11%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.80%	1.60%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.80% for Class A shares and 1.60% for Class C shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Tax-Exempt Fund (USD $)	Class A	Class C
1 Year	454	263
3 Years	644	524
5 Years	850	909
10 Years	1,443	1,990

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Tax-Exempt Fund (USD $)	Class A	Class C
1 Year	454	163
3 Years	644	524
5 Years	850	909
10 Years	1,443	1,990

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”).

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund’s investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2013, the Fund’s dollar weighted average maturity was 14.89 years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that the Fund’s investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund’s overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund’s assets. The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 7.63% Worst Quarter Fourth Quarter 2010 -5.36%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Tax-Exempt Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Feb 16, 1993	3.14%	5.24%	4.63%	5.02%
Class A Shares Return After Taxes on Distributions	Feb 16, 1993	3.14%	5.24%	4.45%	4.84%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Feb 16, 1993	3.06%	4.98%	4.38%	4.77%
Class A Shares Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Feb 16, 1993	6.78%	5.91%	5.10%	5.81%
Class C Shares	Aug 7, 2000	5.24%	5.20%	4.23%	4.87%
Class C Shares Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Aug 7, 2000	6.78%	5.91%	5.10%	5.70%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”).

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund’s investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2013, the Fund’s dollar weighted average maturity was 14.89 years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that the Fund’s investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund’s overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund’s assets. The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 7.63% Worst Quarter Fourth Quarter 2010 -5.36%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	454
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	454
3 Years	rr_ExpenseExampleNoRedemptionYear03	644
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
2003	rr_AnnualReturn2003	5.34%
2004	rr_AnnualReturn2004	4.37%
2005	rr_AnnualReturn2005	4.01%
2006	rr_AnnualReturn2006	5.03%
2007	rr_AnnualReturn2007	1.47%
2008	rr_AnnualReturn2008	(0.23%)
2009	rr_AnnualReturn2009	11.52%
2010	rr_AnnualReturn2010	1.21%
2011	rr_AnnualReturn2011	11.11%
2012	rr_AnnualReturn2012	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.36%)
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	909
10 Years	rr_ExpenseExampleYear10	1,990
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	524
5 Years	rr_ExpenseExampleNoRedemptionYear05	909
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,990
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class Prospectus | RS Tax-Exempt Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Tax-Exempt Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Tax-Exempt Fund | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Retail Class Prospectus | RS Tax-Exempt Fund | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.80% for Class A shares and 1.60% for Class C shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS High Income Municipal Bond Fund
RS High Income Municipal Bond Fund
Investment Objectives
To seek high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS High Income Municipal Bond Fund	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS High Income Municipal Bond Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.17%	0.22%
Total Annual Fund Operating Expenses	[1]	0.92%	1.72%
Fee Waiver/Expense Reimbursement	[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.75%	1.55%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.75% and to limit the Total Annual Fund Operating Expenses for Class C Shares so that Class C benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS High Income Municipal Bond Fund (USD $)	Class A	Class C
1 Year	449	258
3 Years	641	525
5 Years	849	917
10 Years	1,449	2,016

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS High Income Municipal Bond Fund (USD $)	Class A	Class C
1 Year	449	158
3 Years	641	525
5 Years	849	917
10 Years	1,449	2,016

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund’s investment team to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, the Fund’s investment team performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Fund’s investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”).

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2011 5.30% Worst Quarter Fourth Quarter 2010 -5.72%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS High Income Municipal Bond Fund	1 Year	Since Inception	Inception Date
Class A Shares	6.19%	7.50%	Dec 31, 2009
Class A Shares Return After Taxes on Distributions	6.19%	7.48%	Dec 31, 2009
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.44%	7.13%	Dec 31, 2009
Class C Shares	8.46%	8.28%	Dec 31, 2009
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	6.78%	6.57%	Dec 31, 2009
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	18.14%	11.64%	Dec 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS High Income Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Income Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income exempt from federal income taxes
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund’s investment team to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, the Fund’s investment team performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Fund’s investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”).

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2011 5.30% Worst Quarter Fourth Quarter 2010 -5.72%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS High Income Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	449
3 Years	rr_ExpenseExampleYear03	641
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	1,449
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	641
5 Years	rr_ExpenseExampleNoRedemptionYear05	849
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,449
2010	rr_AnnualReturn2010	4.74%
2011	rr_AnnualReturn2011	11.68%
2012	rr_AnnualReturn2012	10.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.72%)
1 Year	rr_AverageAnnualReturnYear01	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS High Income Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	525
5 Years	rr_ExpenseExampleYear05	917
10 Years	rr_ExpenseExampleYear10	2,016
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	525
5 Years	rr_ExpenseExampleNoRedemptionYear05	917
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,016
1 Year	rr_AverageAnnualReturnYear01	8.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS High Income Municipal Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS High Income Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS High Income Municipal Bond Fund | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS High Income Municipal Bond Fund | Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.14%
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.75% and to limit the Total Annual Fund Operating Expenses for Class C Shares so that Class C benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Floating Rate Fund
RS Floating Rate Fund
Investment Objective
To seek a high level of current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Floating Rate Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Floating Rate Fund		Class A	Class C	Class K
Management Fees		0.65%	0.65%	0.65%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.15%	0.19%	0.22%
Total Annual Fund Operating Expenses	[1]	1.05%	1.84%	1.52%
Fee Waiver/Expense Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.98%	1.77%	1.45%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.98% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Floating Rate Fund (USD $)	Class A	Class C	Class K
1 Year	323	280	148
3 Years	545	572	473
5 Years	785	989	822
10 Years	1,473	2,153	1,807

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Floating Rate Fund (USD $)	Class A	Class C	Class K
1 Year	323	180	148
3 Years	545	572	473
5 Years	785	989	822
10 Years	1,473	2,153	1,807

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund’s investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Fund’s investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund’s investment team’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

The Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2012 4.22% Worst Quarter Third Quarter 2011 -4.49%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Floating Rate Fund	1 Year	Since Inception	Inception Date
Class A Shares	7.45%	5.58%	Dec 31, 2009
Class A Shares Return After Taxes on Distributions	5.47%	3.61%	Dec 31, 2009
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.80%	3.59%	Dec 31, 2009
Class C Shares	7.98%	5.80%	Dec 31, 2009
Class K Shares	9.31%	5.98%	Dec 31, 2009
S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	9.66%	7.03%	Dec 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund’s investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Fund’s investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund’s investment team’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

The Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter First Quarter 2012 4.22% Worst Quarter Third Quarter 2011 -4.49%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	785
10 Years	rr_ExpenseExampleYear10	1,473
1 Year	rr_ExpenseExampleNoRedemptionYear01	323
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	785
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,473
2010	rr_AnnualReturn2010	8.37%
2011	rr_AnnualReturn2011	1.02%
2012	rr_AnnualReturn2012	9.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.49%)
1 Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	280
3 Years	rr_ExpenseExampleYear03	572
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	2,153
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	572
5 Years	rr_ExpenseExampleNoRedemptionYear05	989
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,153
1 Year	rr_AverageAnnualReturnYear01	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Floating Rate Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,807
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	473
5 Years	rr_ExpenseExampleNoRedemptionYear05	822
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,807
1 Year	rr_AverageAnnualReturnYear01	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Floating Rate Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Floating Rate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Floating Rate Fund | S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.98% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class Prospectus | RS Strategic Income Fund
RS Strategic Income Fund
Investment Objectives
To seek high current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus RS Strategic Income Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses Retail Class Prospectus RS Strategic Income Fund		Class A	Class C	Class K
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.31%	0.37%	0.35%
Total Annual Fund Operating Expenses	[1]	1.16%	1.97%	1.60%
Fee Waiver/Expense Reimbursement	[1]	(0.31%)	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.85%	1.66%	1.29%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.85% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example Retail Class Prospectus RS Strategic Income Fund (USD $)	Class A	Class C	Class K
1 Year	459	269	131
3 Years	700	588	475
5 Years	961	1,034	842
10 Years	1,705	2,271	1,874

Assuming No Redemption
Expense Example, No Redemption Retail Class Prospectus RS Strategic Income Fund (USD $)	Class A	Class C	Class K
1 Year	459	169	131
3 Years	700	588	475
5 Years	961	1,034	842
10 Years	1,705	2,271	1,874

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. The Fund’s investment team allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund’s investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund’s investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2010 4.12% Worst Quarter Third Quarter 2011 -0.63%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Retail Class Prospectus RS Strategic Income Fund	1 Year	Since Inception	Inception Date
Class A Shares	4.60%	6.37%	Dec 31, 2009
Class A Shares Return After Taxes on Distributions	2.88%	4.49%	Dec 31, 2009
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.04%	4.35%	Dec 31, 2009
Class C Shares	6.78%	7.19%	Dec 31, 2009
Class K Shares	8.17%	7.46%	Dec 31, 2009
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	6.19%	Dec 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | RS Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. The Fund’s investment team allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund’s investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund’s investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2010 4.12% Worst Quarter Third Quarter 2011 -0.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class Prospectus | RS Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	459
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	1,705
1 Year	rr_ExpenseExampleNoRedemptionYear01	459
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	961
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,705
2010	rr_AnnualReturn2010	8.93%
2011	rr_AnnualReturn2011	5.66%
2012	rr_AnnualReturn2012	8.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.63%)
1 Year	rr_AverageAnnualReturnYear01	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,034
10 Years	rr_ExpenseExampleYear10	2,271
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,034
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,271
1 Year	rr_AverageAnnualReturnYear01	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Strategic Income Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	842
10 Years	rr_ExpenseExampleYear10	1,874
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	475
5 Years	rr_ExpenseExampleNoRedemptionYear05	842
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,874
1 Year	rr_AverageAnnualReturnYear01	8.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Strategic Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class Prospectus | RS Strategic Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.85% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Class Y Prospectus | RS Partners Fund
RS Partners Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Partners Fund Class Y
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses	[1]	0.20%
Total Annual Fund Operating Expenses	[2]	1.20%
Fee Waiver/Expense Reimbursement	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.17%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Partners Fund Class Y
1 Year	119
3 Years	378
5 Years	657
10 Years	1,452

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Partners Fund Class Y
1 Year	119
3 Years	378
5 Years	657
10 Years	1,452

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities of small-capitalization companies. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.32%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Partners Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	19.70%	4.78%	12.71%	[1]	11.59%	[1]	Jul 12, 1995
Class Y Shares Return After Taxes on Distributions	17.94%	4.19%	11.32%	[1]	10.50%	[1]	Jul 12, 1995
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	14.60%	3.98%	10.80%	[1]	10.06%	[1]	Jul 12, 1995
Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%	[1]	9.53%	[1]	Jul 12, 1995
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities of small-capitalization companies. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
		Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Partners Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[2]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	657
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,452
2003	rr_AnnualReturn2003	65.63%	[3]
2004	rr_AnnualReturn2004	31.81%	[3]
2005	rr_AnnualReturn2005	11.94%	[3]
2006	rr_AnnualReturn2006	11.19%	[3]
2007	rr_AnnualReturn2007	(3.53%)	[3]
2008	rr_AnnualReturn2008	(38.52%)
2009	rr_AnnualReturn2009	44.25%
2010	rr_AnnualReturn2010	28.36%
2011	rr_AnnualReturn2011	(7.30%)
2012	rr_AnnualReturn2012	19.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.32%)
1 Year	rr_AverageAnnualReturnYear01	19.70%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	12.71%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y Prospectus | RS Partners Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.94%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	11.32%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.50%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y Prospectus | RS Partners Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.60%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	10.80%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y Prospectus | RS Partners Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995

[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Value Fund
RS Value Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Value Fund Class Y
Management Fees		0.85%
Distribution (12b-1) Fees
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses	[2]	1.13%
Fee Waiver/Expense Reimbursement	[2]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.04%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.03% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Value Fund Class Y
1 Year	106
3 Years	350
5 Years	614
10 Years	1,367

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Value Fund Class Y
1 Year	106
3 Years	350
5 Years	614
10 Years	1,367

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities that the Fund’s investment team believes are undervalued, of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 20.20% Worst Quarter Fourth Quarter 2008 -26.48%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Value Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	14.12%	0.76%	11.66%	[1]	6.50%	[1]	Jun 30, 1993
Class Y Shares Return After Taxes on Distributions	13.56%	0.53%	11.21%	[1]	6.13%	[1]	Jun 30, 1993
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	9.17%	0.52%	10.27%	[1]	5.66%	[1]	Jun 30, 1993
Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	3.79%	10.63%	[1]	10.53%	[1]	Jun 30, 1993
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 30, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities that the Fund’s investment team believes are undervalued, of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
		To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 20.20% Worst Quarter Fourth Quarter 2008 -26.48%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations June 30, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	1,367
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	614
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,367
2003	rr_AnnualReturn2003	65.98%	[3]
2004	rr_AnnualReturn2004	29.31%	[3]
2005	rr_AnnualReturn2005	11.67%	[3]
2006	rr_AnnualReturn2006	16.37%	[3]
2007	rr_AnnualReturn2007	3.97%	[3]
2008	rr_AnnualReturn2008	(41.50%)
2009	rr_AnnualReturn2009	38.63%
2010	rr_AnnualReturn2010	25.90%
2011	rr_AnnualReturn2011	(10.84%)
2012	rr_AnnualReturn2012	14.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
1 Year	rr_AverageAnnualReturnYear01	14.12%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	11.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y Prospectus | RS Value Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	11.21%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y Prospectus | RS Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.17%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	10.27%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y Prospectus | RS Value Fund | Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	10.63%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993

[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2012.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.03% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Large Cap Alpha Fund
RS Large Cap Alpha Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Large Cap Alpha Fund Class Y
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses		0.19%
Total Annual Fund Operating Expenses	[1]	0.69%
Fee Waiver/Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.69%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Large Cap Alpha Fund Class Y
1 Year	70
3 Years	221
5 Years	384
10 Years	859

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Large Cap Alpha Fund Class Y
1 Year	70
3 Years	221
5 Years	384
10 Years	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund’s investment team currently expects that the Fund typically will hold between 35 and 45 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 17.50% Worst Quarter Third Quarter 2011 -20.70%
Average Annual Total Returns(periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Large Cap Alpha Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	16.58%	2.01%	7.02%	[1]	11.53%	[1]	Jun 1, 1972
Class Y Shares Return After Taxes on Distributions	15.75%	1.54%	6.58%	[1]		[1]	Jun 1, 1972
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	10.77%	1.43%	5.90%	[1]		[1]	Jun 1, 1972
Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%	[1]		[1],[2]	Jun 1, 1972
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	[1]	9.86%	[1],[3]	May 31, 1972
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	No since inception performance return is shown for the Russell 1000�� Value Index because the inception date of the Class A shares was prior to the inception date of the Russell 1000�� Value Index.
[3]	Since inception return for the S&P 500�� Index shown in the table is since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 1, 1972, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Large Cap Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Large Cap Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund’s investment team currently expects that the Fund typically will hold between 35 and 45 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

		Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Mid-sized Companies Risk
		Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 17.50% Worst Quarter Third Quarter 2011 -20.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations June 1, 1972, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Large Cap Alpha Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
2003	rr_AnnualReturn2003	20.95%	[2]
2004	rr_AnnualReturn2004	5.64%	[2]
2005	rr_AnnualReturn2005	3.90%	[2]
2006	rr_AnnualReturn2006	16.87%	[2]
2007	rr_AnnualReturn2007	14.96%	[2]
2008	rr_AnnualReturn2008	(29.13%)
2009	rr_AnnualReturn2009	25.10%
2010	rr_AnnualReturn2010	17.01%
2011	rr_AnnualReturn2011	(8.65%)
2012	rr_AnnualReturn2012	16.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
1 Year	rr_AverageAnnualReturnYear01	16.58%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	7.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y Prospectus | RS Large Cap Alpha Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	6.58%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y Prospectus | RS Large Cap Alpha Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	5.90%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y Prospectus | RS Large Cap Alpha Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y Prospectus | RS Large Cap Alpha Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1972

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[3]	No since inception performance return is shown for the Russell 1000�� Value Index because the inception date of the Class A shares was prior to the inception date of the Russell 1000�� Value Index.
[4]	Since inception return for the S&P 500�� Index shown in the table is since May 31, 1972, the month end prior to the inception of Class A shares.

Class Y Prospectus | RS Investors Fund
RS Investors Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Investors Fund Class Y
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses		0.91%
Total Annual Fund Operating Expenses	[1]	1.91%
Fee Waiver/Expense Reimbursement	[1]	(0.86%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.05%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.05% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Investors Fund Class Y
1 Year	107
3 Years	517
5 Years	952
10 Years	2,163

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Investors Fund Class Y
1 Year	107
3 Years	517
5 Years	952
10 Years	2,163

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests in securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 25 and 30 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Non-diversification Risk
The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 26.62% Worst Quarter Fourth Quarter 2008 -35.40%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Investors Fund	1 Year	5 Years	Since Inception		Inception Date
Class Y Shares	21.86%	2.05%	4.31%	[1]	Nov 15, 2005
Class Y Shares Return After Taxes on Distributions	21.15%	1.50%	3.02%	[1]	Nov 15, 2005
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	14.21%	1.47%	3.07%	[1]	Nov 15, 2005
Class Y Shares Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes)	17.55%	0.83%	3.66%	[1]	Nov 15, 2005
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 2005, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investors Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 25 and 30 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Non-diversification Risk
The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
		Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk
		The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 26.62% Worst Quarter Fourth Quarter 2008 -35.40%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations November 15, 2005, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Investors Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	952
10 Years	rr_ExpenseExampleYear10	2,163
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,163
2006	rr_AnnualReturn2006	17.55%	[2]
2007	rr_AnnualReturn2007	(0.57%)	[2]
2008	rr_AnnualReturn2008	(49.52%)
2009	rr_AnnualReturn2009	51.91%
2010	rr_AnnualReturn2010	24.72%
2011	rr_AnnualReturn2011	(5.05%)
2012	rr_AnnualReturn2012	21.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.40%)
1 Year	rr_AverageAnnualReturnYear01	21.86%
5 Years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Class Y Prospectus | RS Investors Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.15%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Class Y Prospectus | RS Investors Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Class Y Prospectus | RS Investors Fund | Russell 3000�� Value Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.05% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Global Natural Resources Fund
RS Global Natural Resources Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Global Natural Resources Fund Class Y
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses		0.13%
Total Annual Fund Operating Expenses	[1]	1.13%
Fee Waiver/Expense Reimbursement	[1]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.12%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.12% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Global Natural Resources Fund Class Y
1 Year	114
3 Years	358
5 Years	621
10 Years	1,374

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Global Natural Resources Fund Class Y
1 Year	114
3 Years	358
5 Years	621
10 Years	1,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund’s investment team currently expects that the Fund typically will hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. “Advantaged assets” are the low cost producers of a given commodity that the investment team believes offer a competitive advantage in the form of achieving higher cost of capital returns relative to other producers. The Fund’s investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. The Fund’s investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow, or net profits is, in the Fund’s investment team’s judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund’s investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk
Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.17%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Global Natural Resources Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	6.52%	(0.03%)	14.52%	[1]	10.42%	[1]	Nov 15, 1995
Class Y Shares Return After Taxes on Distributions	6.43%	(0.11%)	13.65%	[1]	9.86%	[1]	Nov 15, 1995
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	4.30%	(0.06%)	12.73%	[1]	9.27%	[1]	Nov 15, 1995
S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes)	2.20%	(1.51%)	12.78%	[1]		[1],[2]	Nov 15, 1995
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	2.02%	(2.77%)	11.95%	[1]		[1],[2]	Nov 15, 1995
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	[1]	7.19%	[1]	Nov 15, 1995
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	No since inception performance returns are shown for S&P North American Natural Resources Sector Index�� or MSCI World Commodity Producers Index (Gross) because the inception date for Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index�� and the MSCI World Commodity Producers Index (Gross).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund’s investment team currently expects that the Fund typically will hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. “Advantaged assets” are the low cost producers of a given commodity that the investment team believes offer a competitive advantage in the form of achieving higher cost of capital returns relative to other producers. The Fund’s investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. The Fund’s investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow, or net profits is, in the Fund’s investment team’s judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund’s investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

		The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk
Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Currency Risk
		Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.17%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Global Natural Resources Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,374
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	358
5 Years	rr_ExpenseExampleNoRedemptionYear05	621
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,374
2003	rr_AnnualReturn2003	42.13%	[2]
2004	rr_AnnualReturn2004	34.43%	[2]
2005	rr_AnnualReturn2005	42.23%	[2]
2006	rr_AnnualReturn2006	8.11%	[2]
2007	rr_AnnualReturn2007	32.35%	[2]
2008	rr_AnnualReturn2008	(46.57%)
2009	rr_AnnualReturn2009	49.80%
2010	rr_AnnualReturn2010	25.95%
2011	rr_AnnualReturn2011	(7.02%)
2012	rr_AnnualReturn2012	6.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.17%)
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	14.52%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Global Natural Resources Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	13.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Global Natural Resources Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.30%
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	12.73%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Global Natural Resources Fund | S&P North American Natural Resources Sector Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	12.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Global Natural Resources Fund | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10	11.95%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Global Natural Resources Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.12% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[4]	No since inception performance returns are shown for S&P North American Natural Resources Sector Index�� or MSCI World Commodity Producers Index (Gross) because the inception date for Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index�� and the MSCI World Commodity Producers Index (Gross).

Class Y Prospectus | RS Small Cap Growth Fund
RS Small Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Small Cap Growth Fund Class Y
Management Fees		0.95%
Distribution (12b-1) Fees
Other Expenses		0.19%
Total Annual Fund Operating Expenses	[1]	1.14%
Fee Waiver/Expense Reimbursement	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.01%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Small Cap Growth Fund Class Y
1 Year	103
3 Years	349
5 Years	615
10 Years	1,374

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Small Cap Growth Fund Class Y
1 Year	103
3 Years	349
5 Years	615
10 Years	1,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 24.13% Worst Quarter Fourth Quarter 2008 -25.33%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Small Cap Growth Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	15.15%	3.19%	9.54%	[1]	12.85%	[1]	Nov 30, 1987
Class Y Shares Return After Taxes on Distributions	15.15%	3.19%	9.54%	[1]	11.40%	[1]	Nov 30, 1987
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	9.85%	2.73%	8.52%	[1]	10.89%	[1]	Nov 30, 1987
Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%	[1]	8.12%	[1]	Nov 30, 1987
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 30, 1987, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 24.13% Worst Quarter Fourth Quarter 2008 -25.33%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations November 30, 1987, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,374
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	349
5 Years	rr_ExpenseExampleNoRedemptionYear05	615
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,374
2003	rr_AnnualReturn2003	46.74%	[2]
2004	rr_AnnualReturn2004	15.16%	[2]
2005	rr_AnnualReturn2005	0.68%	[2]
2006	rr_AnnualReturn2006	9.45%	[2]
2007	rr_AnnualReturn2007	14.22%	[2]
2008	rr_AnnualReturn2008	(45.42%)
2009	rr_AnnualReturn2009	48.13%
2010	rr_AnnualReturn2010	28.27%
2011	rr_AnnualReturn2011	(2.04%)
2012	rr_AnnualReturn2012	15.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.33%)
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	9.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y Prospectus | RS Small Cap Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	9.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y Prospectus | RS Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	8.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y Prospectus | RS Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Select Growth Fund
RS Select Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Select Growth Fund Class Y
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses		0.27%
Total Annual Fund Operating Expenses	[1]	1.27%
Fee Waiver/Expense Reimbursement	[1]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.07%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Select Growth Fund Class Y
1 Year	109
3 Years	383
5 Years	678
10 Years	1,516

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Select Growth Fund Class Y
1 Year	109
3 Years	383
5 Years	678
10 Years	1,516

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $13.1 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund.” Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 36.03% Worst Quarter Fourth Quarter 2008 -25.49%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Select Growth Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Class Y Shares	18.96%	6.11%	[1]	10.05%	[1]	10.97%	[1]	Aug 1, 1996
Class Y Shares Return After Taxes on Distributions	18.96%	6.11%	[1]	10.05%	[1]	9.97%	[1]	Aug 1, 1996
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	12.32%	5.28%	[1]	8.99%	[1]	9.28%	[1]	Aug 1, 1996
Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	4.07%	[1]	10.55%	[1]	6.86%	[1]	Aug 1, 1996
Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	[1]	9.80%	[1]	5.16%	[1]	Aug 1, 1996
[1]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations August 1, 1996, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $13.1 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund.” Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 36.03% Worst Quarter Fourth Quarter 2008 -25.49%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations August 1, 1996, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Select Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	1,516
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	383
5 Years	rr_ExpenseExampleNoRedemptionYear05	678
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,516
2003	rr_AnnualReturn2003	57.91%	[2]
2004	rr_AnnualReturn2004	1.48%	[2]
2005	rr_AnnualReturn2005	(1.59%)	[2]
2006	rr_AnnualReturn2006	8.06%	[2]
2007	rr_AnnualReturn2007	13.68%	[2]
2008	rr_AnnualReturn2008	(45.02%)	[2]
2009	rr_AnnualReturn2009	47.48%	[2]
2010	rr_AnnualReturn2010	32.06%
2011	rr_AnnualReturn2011	5.62%
2012	rr_AnnualReturn2012	18.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	6.11%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.97%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y Prospectus | RS Select Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	6.11%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y Prospectus | RS Select Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	5.28%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.99%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y Prospectus | RS Select Growth Fund | Russell 2500�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y Prospectus | RS Select Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.
[2]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Mid Cap Growth Fund
RS Mid Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Mid Cap Growth Fund Class Y
Management Fees		0.85%
Distribution (12b-1) Fees
Other Expenses		0.39%
Total Annual Fund Operating Expenses	[1]	1.24%
Fee Waiver/Expense Reimbursement	[1]	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.01%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Mid Cap Growth Fund Class Y
1 Year	103
3 Years	371
5 Years	659
10 Years	1,480

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Mid Cap Growth Fund Class Y
1 Year	103
3 Years	371
5 Years	659
10 Years	1,480

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team at the time to be mid-capitalization companies. The Fund’s investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least $1 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 19.30% Worst Quarter Fourth Quarter 2008 -28.72%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Mid Cap Growth Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	15.16%	(0.52%)	8.66%	[1]	8.34%	[1]	Jul 12, 1995
Class Y Shares Return After Taxes on Distributions	15.16%	(0.64%)	8.11%	[1]	6.28%	[1]	Jul 12, 1995
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	9.86%	(0.49%)	7.46%	[1]	6.15%	[1]	Jul 12, 1995
Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%	[1]	7.87%	[1]	Jul 12, 1995
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team at the time to be mid-capitalization companies. The Fund’s investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least $1 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 19.30% Worst Quarter Fourth Quarter 2008 -28.72%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	659
10 Years	rr_ExpenseExampleYear10	1,480
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	371
5 Years	rr_ExpenseExampleNoRedemptionYear05	659
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,480
2003	rr_AnnualReturn2003	48.49%	[2]
2004	rr_AnnualReturn2004	12.36%	[2]
2005	rr_AnnualReturn2005	9.52%	[2]
2006	rr_AnnualReturn2006	9.43%	[2]
2007	rr_AnnualReturn2007	17.81%	[2]
2008	rr_AnnualReturn2008	(52.35%)
2009	rr_AnnualReturn2009	39.69%
2010	rr_AnnualReturn2010	25.44%
2011	rr_AnnualReturn2011	1.32%
2012	rr_AnnualReturn2012	15.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.72%)
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	8.66%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y Prospectus | RS Mid Cap Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	8.11%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y Prospectus | RS Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.86%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	7.46%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y Prospectus | RS Mid Cap Growth Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Growth Fund
RS Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Growth Fund Class Y
Management Fees		0.80%
Distribution (12b-1) Fees
Other Expenses		0.33%
Total Annual Fund Operating Expenses	[1]	1.13%
Fee Waiver/Expense Reimbursement	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.99%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.99% for Class Y shares. In addition, RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is at least as much as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Growth Fund Class Y
1 Year	101
3 Years	345
5 Years	609
10 Years	1,362

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Growth Fund Class Y
1 Year	101
3 Years	345
5 Years	609
10 Years	1,362

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.50%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Growth Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	14.77%	(0.76%)	8.07%	[1]	8.67%	[1]	May 12, 1992
Class Y Shares Return After Taxes on Distributions	14.77%	(0.84%)	6.53%	[1]	6.98%	[1]	May 12, 1992
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	9.60%	(0.69%)	6.52%	[1]	7.07%	[1]	May 12, 1992
Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%	[1]	7.33%	[1]	May 12, 1992
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 12, 1992, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Mid-sized Companies Risk
		Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations May 12, 1992, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,362
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	345
5 Years	rr_ExpenseExampleNoRedemptionYear05	609
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,362
2003	rr_AnnualReturn2003	44.24%	[2]
2004	rr_AnnualReturn2004	11.95%	[2]
2005	rr_AnnualReturn2005	11.32%	[2]
2006	rr_AnnualReturn2006	10.79%	[2]
2007	rr_AnnualReturn2007	13.34%	[2]
2008	rr_AnnualReturn2008	(43.51%)
2009	rr_AnnualReturn2009	31.45%
2010	rr_AnnualReturn2010	13.54%
2011	rr_AnnualReturn2011	(0.50%)
2012	rr_AnnualReturn2012	14.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.50%)
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	8.07%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Class Y Prospectus | RS Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
10 Years	rr_AverageAnnualReturnYear10	6.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Class Y Prospectus | RS Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.60%
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	6.52%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Class Y Prospectus | RS Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.99% for Class Y shares. In addition, RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is at least as much as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Technology Fund
RS Technology Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Class Y Prospectus RS Technology Fund Class Y
Management Fees	1.00%
Distribution (12b-1) Fees
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Technology Fund Class Y
1 Year	129
3 Years	403
5 Years	697
10 Years	1,534

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Technology Fund Class Y
1 Year	129
3 Years	403
5 Years	697
10 Years	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund’s investment team employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in the investment team’s judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund’s investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk
Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Technology Investment Risk
Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 34.38% Worst Quarter Fourth Quarter 2008 -27.01%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Technology Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	8.70%	2.59%	12.54%	[1]	7.92%	[1]	Nov 15, 1995
Class Y Shares Return After Taxes on Distributions	7.84%	2.11%	11.87%	[1]	6.90%	[1]	Nov 15, 1995
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	6.77%	2.14%	11.12%	[1]	6.71%	[1]	Nov 15, 1995
S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes)	15.23%	3.54%	9.40%	[1]	7.29%	[1],[2]	Aug 29, 1996
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	[1]	7.19%	[1]	Nov 15, 1995
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception return for the S&P North American Technology Sector Index��� reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund’s investment team employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

		A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in the investment team’s judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund’s investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk
Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Technology Investment Risk
Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk
		Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 34.38% Worst Quarter Fourth Quarter 2008 -27.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Technology Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
2003	rr_AnnualReturn2003	97.75%	[1]
2004	rr_AnnualReturn2004	7.30%	[1]
2005	rr_AnnualReturn2005	2.06%	[1]
2006	rr_AnnualReturn2006	8.19%	[1]
2007	rr_AnnualReturn2007	22.49%	[1]
2008	rr_AnnualReturn2008	(50.73%)
2009	rr_AnnualReturn2009	75.91%
2010	rr_AnnualReturn2010	36.52%
2011	rr_AnnualReturn2011	(11.66%)
2012	rr_AnnualReturn2012	8.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.01%)
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	12.54%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Technology Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	11.87%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Technology Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	11.12%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y Prospectus | RS Technology Fund | S&P North American Technology Sector Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	9.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1996
Class Y Prospectus | RS Technology Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception return for the S&P North American Technology Sector Index��� reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

Class Y Prospectus | RS Small Cap Equity Fund
RS Small Cap Equity Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Class Y Prospectus RS Small Cap Equity Fund Class Y
Management Fees	0.75%
Distribution (12b-1) Fees
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.08%

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Small Cap Equity Fund Class Y
1 Year	110
3 Years	343
5 Years	595
10 Years	1,317

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Small Cap Equity Fund Class Y
1 Year	110
3 Years	343
5 Years	595
10 Years	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s investment strategy and investment team changed on April 16, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 20.83% Worst Quarter Third Quarter 2011 -23.21%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Small Cap Equity Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	15.10%	4.95%	9.84%	[1]	8.13%	[1]	May 1, 1997
Class Y Shares Return After Taxes on Distributions	14.41%	4.79%	8.49%	[1]	7.22%	[1]	May 1, 1997
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	10.71%	4.24%	8.22%	[1]	6.94%	[1]	May 1, 1997
Russell 2000������Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%	[1]	5.42%	[1]	May 1, 1997
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s investment strategy and investment team changed on April 16, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 20.83% Worst Quarter Third Quarter 2011 -23.21%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Small Cap Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
2003	rr_AnnualReturn2003	43.23%	[1]
2004	rr_AnnualReturn2004	14.74%	[1]
2005	rr_AnnualReturn2005	(0.15%)	[1]
2006	rr_AnnualReturn2006	16.90%	[1]
2007	rr_AnnualReturn2007	4.68%	[1]
2008	rr_AnnualReturn2008	(35.50%)
2009	rr_AnnualReturn2009	36.87%
2010	rr_AnnualReturn2010	28.06%
2011	rr_AnnualReturn2011	(2.14%)
2012	rr_AnnualReturn2012	15.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.21%)
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	9.84%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y Prospectus | RS Small Cap Equity Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.41%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	8.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y Prospectus | RS Small Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	8.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y Prospectus | RS Small Cap Equity Fund | Russell 2000������Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS International Growth Fund
RS International Growth Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS International Growth Fund Class Y
Management Fee		0.80%
Distribution (12b-1) Fees
Other Expenses		0.22%
Total Annual Fund Operating Expenses	[1]	1.02%
Fee Waiver/Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.02%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.15% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS International Growth Fund Class Y
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248

Expense Example, No Redemption (USD $)	Class Y Prospectus RS International Growth Fund Class Y
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team uses fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 23.52% Worst Quarter Fourth Quarter 2008 -23.14%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS International Growth Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Class Y Shares	18.00%	(1.73%)	[1]	8.28%	[1]	5.92%	[1]	Feb 16, 1993
Class Y Shares Return After Taxes on Distributions	17.65%	(2.07%)	[1]	7.95%	[1]	5.15%	[1]	Feb 16, 1993
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	11.70%	(1.67%)	[1]	7.14%	[1]	4.90%	[1]	Feb 16, 1993
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	17.90%	(3.21%)	[1]	8.70%	[1]	6.50%	[1],[2]	Jan 31, 1993
[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception returns for MSCI EAFE Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team uses fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 23.52% Worst Quarter Fourth Quarter 2008 -23.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations February 16, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS International Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,248
2003	rr_AnnualReturn2003	28.57%	[2]
2004	rr_AnnualReturn2004	16.34%	[2]
2005	rr_AnnualReturn2005	15.63%	[2]
2006	rr_AnnualReturn2006	22.44%	[2]
2007	rr_AnnualReturn2007	14.17%	[2]
2008	rr_AnnualReturn2008	(43.23%)	[2]
2009	rr_AnnualReturn2009	36.67%	[2]
2010	rr_AnnualReturn2010	14.93%
2011	rr_AnnualReturn2011	(12.90%)
2012	rr_AnnualReturn2012	18.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
1 Year	rr_AverageAnnualReturnYear01	18.00%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)	[2]
10 Years	rr_AverageAnnualReturnYear10	8.28%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS International Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.65%
5 Years	rr_AverageAnnualReturnYear05	(2.07%)	[2]
10 Years	rr_AverageAnnualReturnYear10	7.95%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS International Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	(1.67%)	[2]
10 Years	rr_AverageAnnualReturnYear10	7.14%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS International Growth Fund | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[2]
10 Years	rr_AverageAnnualReturnYear10	8.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1993

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.15% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[3]	Since inception returns for MSCI EAFE Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

Class Y Prospectus | RS Emerging Markets Fund
RS Emerging Markets Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Class Y Prospectus RS Emerging Markets Fund Class Y
Management Fees	1.00%
Distribution (12b-1) Fees
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.31%

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Emerging Markets Fund Class Y
1 Year	133
3 Years	415
5 Years	718
10 Years	1,579

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Emerging Markets Fund Class Y
1 Year	133
3 Years	415
5 Years	718
10 Years	1,579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 44.22% Worst Quarter Fourth Quarter 2008 -29.41%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Emerging Markets Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Class Y Shares	13.47%	(1.80%)	[1]	16.80%	[1]	9.04%	[1]	May 1, 1997
Class Y Shares Return After Taxes on Distributions	13.28%	(2.14%)	[1]	15.81%	[1]	8.34%	[1]	May 1, 1997
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	8.75%	(1.71%)	[1]	14.95%	[1]	7.89%	[1]	May 1, 1997
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	18.63%	(0.61%)	[1]	16.88%	[1]	7.40%	[1],[2]	Apr 30, 1997
[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception return for MSCI Emerging Markets Index (Gross) shown in the table is since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 44.22% Worst Quarter Fourth Quarter 2008 -29.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
2003	rr_AnnualReturn2003	53.53%	[1]
2004	rr_AnnualReturn2004	23.53%	[1]
2005	rr_AnnualReturn2005	39.83%	[1]
2006	rr_AnnualReturn2006	35.79%	[1]
2007	rr_AnnualReturn2007	43.72%	[1]
2008	rr_AnnualReturn2008	(55.70%)	[1]
2009	rr_AnnualReturn2009	93.49%	[1]
2010	rr_AnnualReturn2010	18.57%
2011	rr_AnnualReturn2011	(20.82%)
2012	rr_AnnualReturn2012	13.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.41%)
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	(1.80%)	[1]
10 Years	rr_AverageAnnualReturnYear10	16.80%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y Prospectus | RS Emerging Markets Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.28%
5 Years	rr_AverageAnnualReturnYear05	(2.14%)	[1]
10 Years	rr_AverageAnnualReturnYear10	15.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y Prospectus | RS Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	(1.71%)	[1]
10 Years	rr_AverageAnnualReturnYear10	14.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y Prospectus | RS Emerging Markets Fund | MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)	[1]
10 Years	rr_AverageAnnualReturnYear10	16.88%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997

[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception return for MSCI Emerging Markets Index (Gross) shown in the table is since April 30, 1997, the month end prior to the inception of Class A shares.

Class Y Prospectus | RS Global Growth Fund
RS Global Growth Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Global Growth Fund Class Y
Management Fees		0.80%
Distribution (12b-1) Fees
Other Expenses		0.64%
Total Annual Fund Operating Expenses	[1]	1.44%
Fee Waiver/Expense Reimbursement	[1]	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.89%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Global Growth Fund Class Y
1 Year	91
3 Years	401
5 Years	735
10 Years	1,677

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Global Growth Fund Class Y
1 Year	91
3 Years	401
5 Years	735
10 Years	1,677

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team uses fundamental research and a bottom-up approach to portfolio construction, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter First Quarter 2012 13.17% Worst Quarter Second Quarter 2012 -6.82%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Global Growth Fund	1 Year	Since Inception	Inception Date
Class Y Shares	18.30%	2.57%	May 16, 2011
Class Y Shares Return After Taxes on Distributions	17.70%	2.25%	May 16, 2011
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	11.89%	2.00%	May 16, 2011
MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)	16.80%	2.29%	May 16, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team uses fundamental research and a bottom-up approach to portfolio construction, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter First Quarter 2012 13.17% Worst Quarter Second Quarter 2012 -6.82%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class Y Prospectus | RS Global Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[1]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	735
10 Years	rr_ExpenseExampleYear10	1,677
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	401
5 Years	rr_ExpenseExampleNoRedemptionYear05	735
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,677
2012	rr_AnnualReturn2012	18.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.82%)
1 Year	rr_AverageAnnualReturnYear01	18.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Class Y Prospectus | RS Global Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Class Y Prospectus | RS Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Class Y Prospectus | RS Global Growth Fund | MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Class Y Prospectus | RS China Fund
RS China Fund (formerly “RS Greater China Fund”)
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS China Fund Class Y
Management Fees		1.10%
Distribution (12b-1) Fees
Other Expenses		0.64%
Total Annual Fund Operating Expenses	[1]	1.74%
Fee Waiver/Expense Reimbursement	[1]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.43%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS China Fund Class Y
1 Year	146
3 Years	518
5 Years	915
10 Years	2,026

Expense Example, No Redemption (USD $)	Class Y Prospectus RS China Fund Class Y
1 Year	146
3 Years	518
5 Years	915
10 Years	2,026

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

China Risk
Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter First Quarter 2012 16.64% Worst Quarter Second Quarter 2012 -5.48%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS China Fund		1 Year	Since Inception	Inception Date
Class Y Shares		22.03%	(4.62%)	May 16, 2011
Class Y Shares Return After Taxes on Distributions		21.55%	(5.06%)	May 16, 2011
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares		14.31%	(4.18%)	May 16, 2011
MSCI China Index (Gross) (reflects no deduction for fees, expenses or taxes)	[1]	23.10%	(0.43%)	May 16, 2011
MSCI Golden Dragon Index (Gross) (reflects no deduction for fees, expenses or taxes)	[2]	22.65%	(0.39%)	May 16, 2011
[1]	Fund���s benchmark effective May 1, 2013.
[2]	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS China Fund (formerly “RS Greater China Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

		The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

China Risk
Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
		If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter First Quarter 2012 16.64% Worst Quarter Second Quarter 2012 -5.48%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class Y Prospectus | RS China Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.43%	[1]
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	518
5 Years	rr_ExpenseExampleYear05	915
10 Years	rr_ExpenseExampleYear10	2,026
1 Year	rr_ExpenseExampleNoRedemptionYear01	146
3 Years	rr_ExpenseExampleNoRedemptionYear03	518
5 Years	rr_ExpenseExampleNoRedemptionYear05	915
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,026
2012	rr_AnnualReturn2012	22.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.48%)
1 Year	rr_AverageAnnualReturnYear01	22.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Class Y Prospectus | RS China Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Class Y Prospectus | RS China Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Class Y Prospectus | RS China Fund | MSCI China Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.10%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011	[2]
Class Y Prospectus | RS China Fund | MSCI Golden Dragon Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011	[3]

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund���s Board of Trustees.
[2]	Fund���s benchmark effective May 1, 2013.
[3]	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.

Class Y Prospectus | RS Investment Quality Bond Fund
RS Investment Quality Bond Fund
Investment Objective
To seek a high level of current income and capital appreciation without undue risk to principal.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Investment Quality Bond Fund Class Y
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses		0.24%
Total Annual Fund Operating Expenses	[1]	0.74%
Fee Waiver/Expense Reimbursement	[1]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.66%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.66% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Investment Quality Bond Fund Class Y
1 Year	67
3 Years	229
5 Years	404
10 Years	911

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Investment Quality Bond Fund Class Y
1 Year	67
3 Years	229
5 Years	404
10 Years	911

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another. Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 5.32% Worst Quarter Second Quarter 2004 -2.63%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Investment Quality Bond Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Class Y Shares	5.95%	6.16%	[1]	5.12%	[1]	5.68%	[1]	Feb 16, 1993
Class Y Shares Return After Taxes on Distributions	4.46%	4.58%	[1]	3.49%	[1]	3.67%	[1]	Feb 16, 1993
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	3.96%	4.38%	[1]	3.44%	[1]	3.63%	[1]	Feb 16, 1993
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	[1]	5.18%	[1]	6.25%	[1]	Feb 16, 1993
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Investment Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investment Quality Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income and capital appreciation without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another. Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

		The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 5.32% Worst Quarter Second Quarter 2004 -2.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Investment Quality Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[1]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	404
10 Years	rr_ExpenseExampleYear10	911
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	229
5 Years	rr_ExpenseExampleNoRedemptionYear05	404
10 Years	rr_ExpenseExampleNoRedemptionYear10	911
2003	rr_AnnualReturn2003	4.52%	[2]
2004	rr_AnnualReturn2004	4.10%	[2]
2005	rr_AnnualReturn2005	2.07%	[2]
2006	rr_AnnualReturn2006	4.08%	[2]
2007	rr_AnnualReturn2007	5.73%	[2]
2008	rr_AnnualReturn2008	(0.35%)	[2]
2009	rr_AnnualReturn2009	10.63%	[2]
2010	rr_AnnualReturn2010	7.75%
2011	rr_AnnualReturn2011	7.18%
2012	rr_AnnualReturn2012	5.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
1 Year	rr_AverageAnnualReturnYear01	5.95%
5 Years	rr_AverageAnnualReturnYear05	6.16%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.12%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS Investment Quality Bond Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	4.58%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.49%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS Investment Quality Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	4.38%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS Investment Quality Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.18%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.66% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Low Duration Bond Fund
RS Low Duration Bond Fund
Investment Objective
A high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Class Y Prospectus RS Low Duration Bond Fund Class Y
Management Fees	0.45%
Distribution (12b-1) Fees
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Low Duration Bond Fund Class Y
1 Year	62
3 Years	195
5 Years	340
10 Years	762

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Low Duration Bond Fund Class Y
1 Year	62
3 Years	195
5 Years	340
10 Years	762

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 2.24% Worst Quarter Second Quarter 2004 -1.02%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Low Duration Bond Fund	1 Year	5 Years		Since Inception		Inception Date
Class Y Shares	3.27%	3.76%	[1]	3.38%	[1]	Jul 30, 2003
Class Y Shares Return After Taxes on Distributions	2.50%	2.74%	[1]	2.31%	[1]	Jul 30, 2003
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	2.12%	2.62%	[1]	2.26%	[1]	Jul 30, 2003
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.51%	2.49%	[1]	2.89%	[1]	Jul 30, 2003
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 30, 2003, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Low Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

		The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 2.24% Worst Quarter Second Quarter 2004 -1.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations July 30, 2003, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Low Duration Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	762
2004	rr_AnnualReturn2004	1.36%	[1]
2005	rr_AnnualReturn2005	1.33%	[1]
2006	rr_AnnualReturn2006	4.15%	[1]
2007	rr_AnnualReturn2007	5.29%	[1]
2008	rr_AnnualReturn2008	3.35%	[1]
2009	rr_AnnualReturn2009	6.01%	[1]
2010	rr_AnnualReturn2010	4.36%
2011	rr_AnnualReturn2011	1.89%
2012	rr_AnnualReturn2012	3.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.02%)
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	3.76%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Class Y Prospectus | RS Low Duration Bond Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	2.74%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Class Y Prospectus | RS Low Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	2.62%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Class Y Prospectus | RS Low Duration Bond Fund | Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	2.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS High Yield Fund
RS High Yield Fund
Investment Objectives
To seek current income.
Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS High Yield Fund Class Y
Management Fees		0.60%
Distribution (12b-1) Fees
Other Expenses		0.31%
Total Annual Fund Operating Expenses	[1]	0.91%
Fee Waiver/Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.76%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.76% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS High Yield Fund Class Y
1 Year	78
3 Years	275
5 Years	489
10 Years	1,106

Expense Example, No Redemption (USD $)	Class Y Prospectus RS High Yield Fund Class Y
1 Year	78
3 Years	275
5 Years	489
10 Years	1,106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 13.58% Worst Quarter Fourth Quarter 2008 -12.45%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS High Yield Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Class Y Shares	14.66%	8.68%	[1]	8.52%	[1]	6.30%	[1]	Sep 1, 1998
Class Y Shares Return After Taxes on Distributions	12.07%	5.79%	[1]	5.76%	[1]	3.34%	[1]	Sep 1, 1998
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	9.43%	5.64%	[1]	5.65%	[1]	3.48%	[1]	Sep 1, 1998
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.34%	[1]	10.62%	[1]	7.51%	[1]	Sep 1, 1998
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations September 1, 1998, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

		The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 13.58% Worst Quarter Fourth Quarter 2008 -12.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations September 1, 1998, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS High Yield Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	275
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,106
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	275
5 Years	rr_ExpenseExampleNoRedemptionYear05	489
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,106
2003	rr_AnnualReturn2003	20.11%	[2]
2004	rr_AnnualReturn2004	9.15%	[2]
2005	rr_AnnualReturn2005	3.34%	[2]
2006	rr_AnnualReturn2006	9.14%	[2]
2007	rr_AnnualReturn2007	1.04%	[2]
2008	rr_AnnualReturn2008	(20.10%)	[2]
2009	rr_AnnualReturn2009	38.92%	[2]
2010	rr_AnnualReturn2010	13.77%
2011	rr_AnnualReturn2011	4.75%
2012	rr_AnnualReturn2012	14.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.45%)
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	8.68%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Class Y Prospectus | RS High Yield Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	5.79%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.76%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Class Y Prospectus | RS High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.43%
5 Years	rr_AverageAnnualReturnYear05	5.64%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.65%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Class Y Prospectus | RS High Yield Fund | Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.76% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS Tax-Exempt Fund
RS Tax-Exempt Fund
Investment Objective
To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Tax-Exempt Fund Class Y
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses		0.17%
Total Annual Fund Operating Expenses	[1]	0.67%
Fee Waiver/Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.67%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.69% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Tax-Exempt Fund Class Y
1 Year	68
3 Years	214
5 Years	373
10 Years	835

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Tax-Exempt Fund Class Y
1 Year	68
3 Years	214
5 Years	373
10 Years	835

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”).

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund’s investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2013, the Fund’s dollar weighted average maturity was 14.89 years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that the Fund’s investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund’s overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund’s assets. The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 7.67% Worst Quarter Fourth Quarter 2010 -5.25%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Tax-Exempt Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Class Y Shares	7.34%	6.13%	[1]	5.08%	[1]	5.24%	[1]	Feb 16, 1993
Class Y Shares Return After Taxes on Distributions	7.34%	6.13%	[1]	4.89%	[1]	5.06%	[1]	Feb 16, 1993
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	5.89%	5.78%	[1]	4.79%	[1]	4.98%	[1]	Feb 16, 1993
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	[1]	5.10%	[1]	5.81%	[1]	Feb 16, 1993
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”).

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund’s investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2013, the Fund’s dollar weighted average maturity was 14.89 years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that the Fund’s investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund’s overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund’s assets. The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 7.67% Worst Quarter Fourth Quarter 2010 -5.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Tax-Exempt Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
2003	rr_AnnualReturn2003	5.34%	[2]
2004	rr_AnnualReturn2004	4.37%	[2]
2005	rr_AnnualReturn2005	4.01%	[2]
2006	rr_AnnualReturn2006	5.03%	[2]
2007	rr_AnnualReturn2007	1.47%	[2]
2008	rr_AnnualReturn2008	(0.23%)	[2]
2009	rr_AnnualReturn2009	11.52%	[2]
2010	rr_AnnualReturn2010	1.47%
2011	rr_AnnualReturn2011	11.14%
2012	rr_AnnualReturn2012	7.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	6.13%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS Tax-Exempt Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	6.13%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS Tax-Exempt Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.78%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.79%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y Prospectus | RS Tax-Exempt Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.69% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[2]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y Prospectus | RS High Income Municipal Bond Fund
RS High Income Municipal Bond Fund
Investment Objectives
To seek high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS High Income Municipal Bond Fund Class Y
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses		0.18%
Total Annual Fund Operating Expenses	[1]	0.68%
Fee Waiver/Expense Reimbursement	[1]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.51%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS High Income Municipal Bond Fund Class Y
1 Year	52
3 Years	200
5 Years	362
10 Years	830

Expense Example, No Redemption (USD $)	Class Y Prospectus RS High Income Municipal Bond Fund Class Y
1 Year	52
3 Years	200
5 Years	362
10 Years	830

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund’s investment team to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, the Fund’s investment team performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Fund’s investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”).

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter Second Quarter 2011 5.36% Worst Quarter Fourth Quarter 2010 -5.70%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS High Income Municipal Bond Fund	1 Year	Since Inception	Inception Date
Class Y Shares	10.59%	9.03%	Dec 31, 2009
Class Y Shares Return After Taxes on Distributions	10.59%	9.02%	Dec 31, 2009
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	8.45%	8.49%	Dec 31, 2009
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	6.78%	6.57%	Dec 31, 2009
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	18.14%	11.64%	Dec 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS High Income Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Income Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income exempt from federal income taxes
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund’s investment team to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, the Fund’s investment team performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Fund’s investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”).

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2011 5.36% Worst Quarter Fourth Quarter 2010 -5.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class Y Prospectus | RS High Income Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.51%	[1]
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	830
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	200
5 Years	rr_ExpenseExampleNoRedemptionYear05	362
10 Years	rr_ExpenseExampleNoRedemptionYear10	830
2010	rr_AnnualReturn2010	4.76%
2011	rr_AnnualReturn2011	11.89%
2012	rr_AnnualReturn2012	10.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.70%)
1 Year	rr_AverageAnnualReturnYear01	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS High Income Municipal Bond Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS High Income Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS High Income Municipal Bond Fund | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS High Income Municipal Bond Fund | Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.14%
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Class Y Prospectus | RS Floating Rate Fund
RS Floating Rate Fund
Investment Objective
To seek a high level of current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Floating Rate Fund Class Y
Management Fees		0.65%
Distribution (12b-1) Fees
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[1]	0.86%
Fee Waiver/Expense Reimbursement	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.79%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Floating Rate Fund Class Y
1 Year	81
3 Years	267
5 Years	470
10 Years	1,054

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Floating Rate Fund Class Y
1 Year	81
3 Years	267
5 Years	470
10 Years	1,054

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund’s investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Fund’s investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund’s investment team’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

The Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter First Quarter 2012 4.28% Worst Quarter Third Quarter 2011 -4.32%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Floating Rate Fund	1 Year	Since Inception	Inception Date
Class Y Shares	10.08%	6.48%	Dec 31, 2009
Class Y Shares Return After Taxes on Distributions	7.97%	4.45%	Dec 31, 2009
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	6.50%	4.33%	Dec 31, 2009
S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	9.66%	7.03%	Dec 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund’s investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Fund’s investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund’s investment team’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

The Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter First Quarter 2012 4.28% Worst Quarter Third Quarter 2011 -4.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class Y Prospectus | RS Floating Rate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	267
5 Years	rr_ExpenseExampleYear05	470
10 Years	rr_ExpenseExampleYear10	1,054
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	267
5 Years	rr_ExpenseExampleNoRedemptionYear05	470
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,054
2010	rr_AnnualReturn2010	8.28%
2011	rr_AnnualReturn2011	1.30%
2012	rr_AnnualReturn2012	10.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.32%)
1 Year	rr_AverageAnnualReturnYear01	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS Floating Rate Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS Floating Rate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS Floating Rate Fund | S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Class Y Prospectus | RS Strategic Income Fund
RS Strategic Income Fund
Investment Objectives
To seek high current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Strategic Income Fund Class Y
Management Fees		0.60%
Distribution (12b-1) Fees
Other Expenses		0.30%
Total Annual Fund Operating Expenses	[1]	0.90%
Fee Waiver/Expense Reimbursement	[1]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.59%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Strategic Income Fund Class Y
1 Year	60
3 Years	256
5 Years	468
10 Years	1,079

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Strategic Income Fund Class Y
1 Year	60
3 Years	256
5 Years	468
10 Years	1,079

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate (not annualized) was 157% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. The Fund’s investment team allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund’s investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund’s investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

Credit Derivatives Risk
The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter Third Quarter 2010 4.12% Worst Quarter Third Quarter 2011 -0.68%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Strategic Income Fund	1 Year	Since Inception	Inception Date
Class Y Shares	8.93%	7.89%	Dec 31, 2009
Class Y Shares Return After Taxes on Distributions	7.06%	5.91%	Dec 31, 2009
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	5.86%	5.60%	Dec 31, 2009
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	6.19%	Dec 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class Y Prospectus | RS Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate (not annualized) was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. The Fund’s investment team allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund’s investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund’s investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

		The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk
The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

High-yield/Junk Bond Risk
Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk
Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Mortgage- and Asset-backed Securities Risk
During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk
Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk
Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

Credit Derivatives Risk
		The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2010 4.12% Worst Quarter Third Quarter 2011 -0.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class Y Prospectus | RS Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,079
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	256
5 Years	rr_ExpenseExampleNoRedemptionYear05	468
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,079
2010	rr_AnnualReturn2010	8.95%
2011	rr_AnnualReturn2011	5.82%
2012	rr_AnnualReturn2012	8.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.68%)
1 Year	rr_AverageAnnualReturnYear01	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS Strategic Income Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y Prospectus | RS Strategic Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

RS Money Market Fund
RS Money Market Fund

The Board of Trustees of RS Investment Trust (the “Trust”) has approved the liquidation of the Fund. Shares of the Fund are no longer offered, except for sales to existing shareholders and certain intermediaries. It is expected that the Fund will cease operations on or around May 17, 2013 and that the Fund will make a liquidating distribution in cash on or shortly thereafter.
Investment Objective
To seek as high a level of current income as is consistent with liquidity and preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RS Money Market Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses RS Money Market Fund		Class A	Class C	Class K
Management Fees		0.45%	0.45%	0.45%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.12%	0.07%	0.22%
Total Annual Fund Operating Expenses	[1]	0.82%	1.52%	1.32%
Fee Waiver/Expense Reimbursement	[1]	(0.07%)	(0.02%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.75%	1.50%	1.15%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.75% for Class A shares, 1.50% for Class C shares, and 1.15% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example RS Money Market Fund (USD $)	Class A	Class C	Class K
1 Year	77	253	117
3 Years	255	478	402
5 Years	448	827	707
10 Years	1,007	1,811	1,575

Assuming No Redemption
Expense Example, No Redemption RS Money Market Fund (USD $)	Class A	Class C	Class K
1 Year	77	153	117
3 Years	255	478	402
5 Years	448	827	707
10 Years	1,007	1,811	1,575

Investments, Risks, and Performance Principal Investment Strategies
The Fund’s investment team normally invests the Fund’s assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Fund, the Fund’s investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Fund normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Fund’s investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Fund’s investment team seeks to cause the Fund to have a dollar-weighted average portfolio maturity of 60 days or less.

The Securities and Exchange Commission and other regulatory bodies are considering rules that may have the effect of changing significantly the structure of money market funds. It is not possible at this time to predict whether such rules will be adopted or the effects they would have on money market funds generally or on the Fund in particular.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Securities Risk
The value of the securities held by the Fund changes in response to changes in interest rates and depends on the issuer’s credit quality. Income received by the Fund may decrease as a result of a decline in interest rates. When interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2007 1.13% Worst Quarter Fourth Quarter 2012 0.00%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns RS Money Market Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Sep 13, 1982	0.01%	0.38%	1.38%	4.12%
Class A Shares Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	Aug 31, 1982	0.12%	0.57%	1.82%	4.61%	[1]
Class C Shares	Aug 7, 2000	(0.99%)	0.24%	1.08%	1.25%
Class C Shares Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	0.12%	0.57%	1.82%	2.18%
Class K Shares	May 15, 2001	0.01%	0.30%	1.19%	1.18%
Class K Shares Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	0.12%	0.57%	1.82%	1.91%
[1]	Since inception return for the Barclays U.S. Treasury Bellwethers (3 Month) Index shown in the table is since August 31, 1982, the month end prior to the inception of Class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
RS Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Money Market Fund

		The Board of Trustees of RS Investment Trust (the “Trust”) has approved the liquidation of the Fund. Shares of the Fund are no longer offered, except for sales to existing shareholders and certain intermediaries. It is expected that the Fund will cease operations on or around May 17, 2013 and that the Fund will make a liquidating distribution in cash on or shortly thereafter.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek as high a level of current income as is consistent with liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment team normally invests the Fund’s assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Fund, the Fund’s investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Fund normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Fund’s investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Fund’s investment team seeks to cause the Fund to have a dollar-weighted average portfolio maturity of 60 days or less.

		The Securities and Exchange Commission and other regulatory bodies are considering rules that may have the effect of changing significantly the structure of money market funds. It is not possible at this time to predict whether such rules will be adopted or the effects they would have on money market funds generally or on the Fund in particular.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Securities Risk
		The value of the securities held by the Fund changes in response to changes in interest rates and depends on the issuer’s credit quality. Income received by the Fund may decrease as a result of a decline in interest rates. When interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2007 1.13% Worst Quarter Fourth Quarter 2012 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
RS Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	1,007
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	448
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,007
2003	rr_AnnualReturn2003	0.37%
2004	rr_AnnualReturn2004	0.57%
2005	rr_AnnualReturn2005	2.41%
2006	rr_AnnualReturn2006	4.26%
2007	rr_AnnualReturn2007	4.45%
2008	rr_AnnualReturn2008	1.82%
2009	rr_AnnualReturn2009	0.05%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 13, 1982
RS Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	1,811
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	478
5 Years	rr_ExpenseExampleNoRedemptionYear05	827
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,811
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
RS Money Market Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	707
10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	402
5 Years	rr_ExpenseExampleNoRedemptionYear05	707
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,575
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
RS Money Market Fund | Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 31, 1982
RS Money Market Fund | Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
RS Money Market Fund | Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.75% for Class A shares, 1.50% for Class C shares, and 1.15% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.
[4]	Since inception return for the Barclays U.S. Treasury Bellwethers (3 Month) Index shown in the table is since August 31, 1982, the month end prior to the inception of Class A shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013